N-4	Apr. 29, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PLICO Variable Annuity Account S
Entity Central Index Key	0001817186
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?	No. The Contract does not include charges for early withdrawal.
Are There Transaction Charges?
Yes. You may be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Are There Ongoing Fees and Expenses (annual charges)?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	0.45%	0.45%
Investment options (Fund fees and expenses) (2)	0.03%	3.48%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (3)	0.20%	0.20%
SecurePay Life rider (4)
At Contract Purchase	See Rate Sheet Prospectus Supplement	2.00%
Later under RightTime Option	See Rate Sheet Prospectus Supplement	2.20%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% of Variable Account value and the mortality and expense risk charge applied, as a percentage of Variable Account value, may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of  $5,000 to $499,999, 0.25% for Contract Value of  $500,000 to $999,999, or 0.20% for Contract Value of  $1,000,000 or greater.For Contracts issued beforeAugust 11, 2025, the administration charge is 0.10% and the mortality and expense risk charge is 0.35% of Variable Account value.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract.
Lowest Annual Cost: $491	Highest Annual Cost: $5,232
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Base Contract fee and Fund fees and expenses

•
No optional benefits

•
No sales charges

•
No additional Purchase Payments, transfers or withdrawals

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of Base Contract fee, optional benefits and Fund fees and expenses

•
No sales charges

•
No additional Purchase Payments, transfers, or withdrawals

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?No. The Contract does not include charges for early withdrawal.
Transaction Charges [Text Block]
Are There Transaction Charges?

Yes. You may be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
 Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	0.45%	0.45%
Investment options (Fund fees and expenses) (2)	0.03%	3.48%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (3)	0.20%	0.20%
SecurePay Life rider (4)
At Contract Purchase	See Rate Sheet Prospectus Supplement	2.00%
Later under RightTime Option	See Rate Sheet Prospectus Supplement	2.20%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% of Variable Account value and the mortality and expense risk charge applied, as a percentage of Variable Account value, may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of  $5,000 to $499,999, 0.25% for Contract Value of  $500,000 to $999,999, or 0.20% for Contract Value of  $1,000,000 or greater.For Contracts issued beforeAugust 11, 2025, the administration charge is 0.10% and the mortality and expense risk charge is 0.35% of Variable Account value.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract.
Lowest Annual Cost: $491	Highest Annual Cost: $5,232
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Base Contract fee and Fund fees and expenses

•
No optional benefits

•
No sales charges

•
No additional Purchase Payments, transfers or withdrawals

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of Base Contract fee, optional benefits and Fund fees and expenses

•
No sales charges

•
No additional Purchase Payments, transfers, or withdrawals

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.45%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[2]
Base Contract (N-4) Footnotes [Text Block]
We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% of Variable Account value and the mortality and expense risk charge applied, as a percentage of Variable Account value, may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of  $5,000 to $499,999, 0.25% for Contract Value of  $500,000 to $999,999, or 0.20% for Contract Value of  $1,000,000 or greater.For Contracts issued beforeAugust 11, 2025, the administration charge is 0.10% and the mortality and expense risk charge is 0.35% of Variable Account value.

Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $491	Highest Annual Cost: $5,232
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Base Contract fee and Fund fees and expenses

•
No optional benefits

•
No sales charges

•
No additional Purchase Payments, transfers or withdrawals

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of Base Contract fee, optional benefits and Fund fees and expenses

•
No sales charges

•
No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 491
Highest Annual Cost [Dollars]	$ 5,232
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, federal and state income taxes may apply.
Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

Investment Restrictions [Text Block]
Are There Restrictions on theInvestment Options?

Yes. Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitution of Investments” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Are there any Restrictions on Contract Benefits?

Yes. If you select a Protected Lifetime Income Benefit rider:
•
The Investment Options available to you under the Contract will be limited.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

•
Withdrawals from Contract Value that exceed the Annual Withdrawal Amount under the rider may significantly reduce or eliminate the rider benefits.
We may stop offering an optional benefit rider at any time.
If you purchase an optional death benefit, withdrawals may reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS” and “DEATH BENEFIT - Selecting a Death Benefit” in the Prospectus.

Tax Implications [Text Block]
What Are the Contract’s Tax Implications?

You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Investment Professional Compensation [Text Block]
How Are Investment Professionals Compensated?

We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend initial or continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Exchanges [Text Block]
Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

SECUREPAY FEE

The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Life rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.10%
Purchase of SecurePay Life rider under RightTime (as an annualized percentage of the Benefit Base)	1.10%
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and charges that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Transfer Fee (1)	$25

(1)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Variable Account value)(1)	0.45%
Optional Benefit Expenses
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit, beginning on the 1st Monthly Anniversary Date)	0.20%
Protected Lifetime Income Benefits
SecurePay Life Rider Fee(2) (as an annualized percentage of the Benefit Base(3) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay Life rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement for current rates.
Purchase of SecurePay Life rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement for current rates.

(1)
Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of  $5,000 to $499,999, 0.25% for Contract Value of  $500,000 to $999,999, or 0.20% for Contract Value of  $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.

(2)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay Life rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your Benefit Base. See “THE SECUREPAY LIFE RIDER” in the Prospectus.

(3)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay Life rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract

Value on the Rider Issue Date. For more information on the SecurePay Life rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY LIFE RIDER” in the Prospectus.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, can be found in an Appendix to this Prospectus. (See “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”)

ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	3.48%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.03%	3.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including transaction expenses, Base Contract Expenses, any optional rider charges, and both maximum and minimum Annual Fund Expenses.
The examples assume that you invest $100,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.
•
The first example assumes that you purchased the SecurePay Life rider with RightTime at the maximum rider fees.

•
The second example assumes that you have not purchased the the SecurePay Life rider.

•
The examples also assume that the Return of Purchase Payments Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees.

•
The examples do not reflect premium taxes, which may range up to 3.5% depending on the jurisdiction.

1.
If you purchased the SecurePay Life rider under RightTime:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,033	$17,963	$29,117	$58,244
Minimum Fund Expense	$2,709	$8,309	$14,161	$29,974

2.
If you have not purchased the SecurePay Life rider:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$3,850	$11,672	$19,661	$40,390
Minimum Fund Expense	$491	$1,541	$2,687	$6,036
Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

(1)
You may not choose an Annuity Date that is less than 1 year after the Issue Date. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date” section in the Prospectus. Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Date.

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Transfer Fee (1)	$25

(1)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

Other Transaction Fee, Current [Dollars]	$ 25	[3]
Other Transaction Fee, Footnotes [Text Block]
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

Annual Contract Expenses [Table Text Block]
ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Variable Account value)(1)	0.45%
Optional Benefit Expenses
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit, beginning on the 1st Monthly Anniversary Date)	0.20%
Protected Lifetime Income Benefits
SecurePay Life Rider Fee(2) (as an annualized percentage of the Benefit Base(3) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay Life rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement for current rates.
Purchase of SecurePay Life rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement for current rates.

(1)
Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of  $5,000 to $499,999, 0.25% for Contract Value of  $500,000 to $999,999, or 0.20% for Contract Value of  $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.

(2)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay Life rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your Benefit Base. See “THE SECUREPAY LIFE RIDER” in the Prospectus.

(3)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay Life rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract

Value on the Rider Issue Date. For more information on the SecurePay Life rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY LIFE RIDER” in the Prospectus.

Base Contract Expense (of Average Account Value), Current [Percent]	0.45%	[4]
Base Contract Expense, Footnotes [Text Block]
Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of  $5,000 to $499,999, 0.25% for Contract Value of  $500,000 to $999,999, or 0.20% for Contract Value of  $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.

Annual Portfolio Company Expenses [Table Text Block]
ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	3.48%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.03%	3.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.03%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	3.48%
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.03%	[5]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	3.29%	[5]
Portfolio Company Expenses, Footnotes [Text Block]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Surrender Example [Table Text Block]
2.
If you have not purchased the SecurePay Life rider:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$3,850	$11,672	$19,661	$40,390
Minimum Fund Expense	$491	$1,541	$2,687	$6,036

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,850
Surrender Expense, 1 Year, Minimum [Dollars]	491
Surrender Expense, 3 Years, Maximum [Dollars]	11,672
Surrender Expense, 3 Years, Minimum [Dollars]	1,541
Surrender Expense, 5 Years, Maximum [Dollars]	19,661
Surrender Expense, 5 Years, Minimum [Dollars]	2,687
Surrender Expense, 10 Years, Maximum [Dollars]	40,390
Surrender Expense, 10 Years, Minimum [Dollars]	$ 6,036
Annuitize Example [Table Text Block]
2.
If you have not purchased the SecurePay Life rider:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$3,850	$11,672	$19,661	$40,390
Minimum Fund Expense	$491	$1,541	$2,687	$6,036
		[6]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,850	[6]
Annuitized Expense, 1 Year, Minimum [Dollars]	491	[6]
Annuitized Expense, 3 Years, Maximum [Dollars]	11,672	[6]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,541	[6]
Annuitized Expense, 5 Years, Maximum [Dollars]	19,661	[6]
Annuitized Expense, 5 Years, Minimum [Dollars]	2,687	[6]
Annuitized Expense, 10 Years, Maximum [Dollars]	40,390	[6]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 6,036	[6]
No Surrender Example [Table Text Block]
2.
If you have not purchased the SecurePay Life rider:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$3,850	$11,672	$19,661	$40,390
Minimum Fund Expense	$491	$1,541	$2,687	$6,036

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,850
No Surrender Expense, 1 Year, Minimum [Dollars]	491
No Surrender Expense, 3 Years, Maximum [Dollars]	11,672
No Surrender Expense, 3 Years, Minimum [Dollars]	1,541
No Surrender Expense, 5 Years, Maximum [Dollars]	19,661
No Surrender Expense, 5 Years, Minimum [Dollars]	2,687
No Surrender Expense, 10 Years, Maximum [Dollars]	40,390
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 6,036
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you. Withdrawals can reduce the value of the optional Return of Purchase Payments Death Benefit by more than the amount withdrawn. Withdrawals can reduce the value of the optional Return of Purchase Payments Death Benefit by more than the amount withdrawn. In addition, if you purchase a Protected Lifetime Income Benefit rider and your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated. Please discuss your insurance needs and financial objectives with your financial professional.
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract as well as the Benefit Base if you select the SecurePay Life rider under the RightTime option and your ability to increase the Benefit Base if you select the SecurePay Life rider either at Contract Issue or later under the RightTime option. The investment risks are described in the prospectuses for the Funds.
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.”
Protected Lifetime Income Benefit Risk. If you select the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. Your ability to make additional Purchase Payments after the Rider Issue Date will be limited. If you purchase the SecurePay Life rider and your withdrawals from Contract Value exceed the Annual Withdrawal Amount under the rider, your rider benefits may be significantly reduced or eliminated. We may stop offering an optional benefit rider at any time. For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account, death benefits, and any Protected Lifetime Income Benefit), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.
Purchase Payment Risk. We reserve the right to refuse any Purchase Payment and to further limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore likewise limited in your ability to increase your death benefits and the values of a Protected Lifetime Income Benefit rider. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. The Company restricts Purchase Payments in connection with the Protected Lifetime Income Benefit riders. We will also not accept Purchase Payments (i) on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or (ii) within 3 years of the Annuity Date. For additional information about Purchase Payments, see “PURCHASE PAYMENTS” in the Prospectus.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
DEATH BENEFIT
If any Owner dies before the Annuity Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Date.
We will determine the death benefit as of the end of the Valuation Period during which we receive at our Administrative Office Due Proof of Death of the Owner, either by certified death certificate or by judicial order from a court of competent jurisdiction or similar tribunal. If we receive Due Proof of Death of the Owner after the end of the Valuation Period, we will determine the death benefit on the next Valuation Date. Only one death benefit is payable under the
Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner’s death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and Non-Qualified Contracts, except where noted otherwise. In that regard, the post-death distribution requirements for Qualified Contracts and Non-Qualified Contracts are similar, but there are some significant differences. For a discussion of the post-death distribution requirements for Qualified Contracts, see “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions.”
The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code in the case of a Non-Qualified Contract, and Section 401(a)(9) of the Code in the case of a Qualified Contract. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.
Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.
Payment of the Death Benefit
The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate.
If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner, and the entire Contract Value must be distributed under one of the following options:
a.
the entire Contract Value must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner’s death, and subject to certain further limits in the case of a Qualified Contract; or,

b.
the entire Contract Value must be distributed (i) within 5 years of the Owner’s death if the Contract is a Non-Qualified Contract or, in some cases, a Qualified Contract, or (ii) within 10 years of the Owner’s death if the Contract is a Qualified Contract and the 5-year requirement does not apply under applicable federal tax rules.

The tax rules for Qualified Contracts differ in some material respects from the tax rules for Non-Qualified Contracts, including by limiting the types of beneficiaries who can elect the first option above and the circumstances in which a 5-year or 10-year distribution requirement will apply. See “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions.”
If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which the Beneficiary wishes to receive his or her portion of the death benefit, and the value of each Beneficiary’s portion of the claim is established as of date we receive that Beneficiary’s claim. Until the death benefit is fully distributed, however, the undistributed portion of the death benefit will remain invested in accordance with the Owner’s allocation instructions. Accordingly, if we do not receive instructions in Good Order from the Beneficiary (or Beneficiaries) to make an immediate distribution or transfer all or part of the Beneficiary’s portion of the death benefit to the Fixed Account, the value of the portion of the death benefit that remains invested in the Sub-Accounts will be subject to the investment performance of the underlying Funds, and may increase or decrease in value.
Automatic Transfers Upon the Death of an Owner.   Regardless of whether your Contract is Qualified or non-Qualified, in the event of the Owner’s death, all automatic transfers under the Contract, such as dollar cost averaging and portfolio rebalancing will cease upon receipt of Due Proof of Death of the Owner at our Administrative Office. If the surviving spouse elects to continue the Contract as the new Owner, they may also elect to participate in the dollar cost averaging and portfolio rebalancing programs by sending us new instructions, subject to the requirements governing those programs described in this Prospectus. Any eligible Beneficiary who elects a Death Benefit payment option that provides for the payment of Death Benefit proceeds either over the lifetime of the Beneficiary or within 5 or 10 years following the Owner’s death (as applicable under federal tax rules) may transfer Contract Value among the Sub-Accounts and participate in the portfolio rebalancing program. Because that Beneficiary may not make additional premium payments, however, the Beneficiary may not participate in dollar cost averaging. See, “DEATH BENEFIT — Payment of the Death Benefit.”
Continuation of the Contract by a Surviving Spouse
In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the deceased Owner’s spouse is the sole Beneficiary, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if:
a.
the surviving spouse’s age on the Contract Issue Date would not have prevented her or his purchase of the Contract on that date;

b.
the surviving spouse’s age on either the Contract Issue Date or any date prior to the date on which we accept the request for continuation, would not have prevented the purchase of any optional benefit associated with the Contract on the requested continuation date; and

c.
the Maximum Annuity Date on the requested continuation date is on or after the Annuity Date in effect on the deceased spouse’s date of death, unless we agree otherwise.

The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received Due Proof of Death. The death benefit is not terminated by a surviving spouse’s continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse’s death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death and must be distributed to the new Beneficiary according to option (a) or (b) described above under “Payment of the Death Benefit.”
A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.
The rights of a Beneficiary under an annuity contract depend in part upon whether the Beneficiary is recognized as a “spouse” under federal tax law. A Beneficiary who is recognized as a spouse is treated more favorably than a Beneficiary who is not a spouse for federal tax purposes. Specifically, a Beneficiary who is the spouse of the deceased Owner may continue the Contract and become the new Owner, as described above. In contrast, a Beneficiary who is not recognized as a spouse of the deceased Owner generally must surrender the Contract within 5 or 10 years of the Owner’s death, or take distributions from the Contract over the Beneficiary’s life or life expectancy, beginning within one year of the deceased Owner’s death, with the applicable rules different depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.
Whether a beneficiary continues the Contract as a spouse could also affect the rights and benefits under the Protected Lifetime Income Benefit rider. If state law affords legal recognition to domestic partnerships or civil unions, the rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the rider. However, as described above, for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the rider’s benefit while the surviving Beneficiary is still alive.
In addition, if the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage), this right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase a Protected Lifetime Income Benefit rider before consulting legal and financial professionals and carefully evaluating whether the Protected Lifetime Income Benefit rider is suitable for his or her needs.
Selecting a Death Benefit
This Contract offers two different death benefits: (1) the Contract Value Death Benefit and (2) the Return of Purchase Payments Death Benefit. The following table summarizes information about the death benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Contract Value Death Benefit	Equal to the Contract Value as of the date we receive Due Proof of Death	Standard	No charge	• None.
Return of Purchase Payments Death Benefit
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value.)

		Optional	0.20% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date)
•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

You must determine the type of death benefit you want when you apply for your Contract. You may not change your death benefit selection after your Contract is issued.
The Contract Value Death Benefit is included with your Contract at no additional charge. You may select the optional Return of Purchase Payments Death Benefit for an additional fee.
You should carefully consider each of these death benefits and consult a qualified financial professional to help you carefully consider the death benefits offered with the Contract, and if you select the Return of Purchase Payments Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.
Escheatment of Death Benefit
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Contract beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. We will withhold tax and tax report on the amount that escheats to the state. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.
PROTECTED LIFETIME INCOME BENEFITS
If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge an optional Protected Lifetime Income Benefit Rider — the SecurePay Life rider. Under this rider, we guarantee the right to make withdrawals each Contract Year for life (subject to certain conditions) — even if your Contract Value declines, or reduces to zero, due to poor market performance.
Please note that any amounts in excess of the Variable Account value that we make available through withdrawals, lifetime payments, or guaranteed values under the rider are subject to our financial strength and claims-paying ability.
The following table summarizes information about the optional SecurePay Life rider available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
SecurePay Life rider	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.	2.00% (1) (if selected at Contract purchase) 2.20% (1) (under RightTime option)	See Rate Sheet Prospectus Supplement (1)
•
Benefit limits available Investment Options.

•
No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first.

•
Withdrawals will reduce the Benefit Base and available SecurePay withdrawals.

•
Excess Withdrawals may significantly reduce or eliminate value of benefit.

•
Available to Contract Owners age 60 to 85.

•
Not available for Inherited IRA Contracts.

(1)
Fee is calculated as a percentage of the Benefit Base.

THE SECUREPAY LIFE RIDER
In general, the SecurePay Life rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Annual Withdrawal Amount and the Benefit Base, perhaps significantly. If said withdrawals reduce the Contract Value to zero, the Contract and the SecurePay Life Rider will terminate. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay Life rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay Life rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased.
Under the SecurePay Life rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay Life rider requirements.
Withdrawals under the SecurePay Life rider while your Contract Value is greater than zero are withdrawals of your own money and will be deducted from your Contract Value and not from our general account assets. If your Contract Value is reduced to zero (other than due to an Excess Withdrawal), the Company will make lifetime income benefit payments from its own assets. It is possible the Company will not have to make lifetime income benefit payments to the Owner from the Company’s own assets.
You may purchase the SecurePay Life rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay Life Rider.”
SecurePay Life rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
•
If you purchase the SecurePay Life rider, your options for allocating Purchase Payments and Contract Value are restricted to limit the risk that the Company will be required to make lifetime payments under the SecurePay Life rider from Protective Life’s general account. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

•
You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

•
On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

•
We may stop offering the rider at any time.

The ways to purchase the SecurePay Life rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay Life rider if:
•
you expect to take any withdrawals before the Benefit Election Date and any withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•
you do not expect to take SecurePay Withdrawals (especially before the age of 95).

“APPENDIX: EXAMPLE OF SECUREPAY LIFE RIDER” demonstrates the operation of the SecurePay Life rider using hypothetical examples. You should review “APPENDIX: EXAMPLE OF SECUREPAY LIFE RIDER” and consult your sales representative to discuss whether SecurePay Life rider suits your needs.
Purchasing the Optional SecurePay Life Rider
You may purchase the SecurePay Life rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant. This rider is not available for purchase with Inherited IRA Contracts, see QUALIFIED RETIREMENT PLANS for additional information.
Important Considerations:
•
You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

•
You may not cancel the SecurePay Life rider during the ten years following the Rider Issue Date.

•
We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•
You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

•
Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•
You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay Life rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay Life rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay Life rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay Life rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
	Single Life Coverage	Joint Life Coverage
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay Life rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay Life rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay Life rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay Life rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay Life rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay Life rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals
You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
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Even though your SecurePay Life rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

•
You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

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All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

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You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

•
Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Any withdrawals made on or after the Rider Issue Date but prior to the Benefit Election Date — including automatic withdrawals — will similarly result in a reduction in the Benefit Base and corresponding AWA, and may even significantly reduce or eliminate the value of such benefits.
Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
•
All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

The SecurePay Life rider is designed for you to take SecurePay Withdrawals each Contract Year after the Benefit Election Date. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay Life rider if you intend to take Excess Withdrawals.
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Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

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Excess Withdrawals may result in a significantly lower AWA in the future.

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Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay Life rider benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s) and the current fee for the SecurePay Life rider applicable to contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”.
In order for us to use the percentages and fees in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages and fees are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages and fees in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay Life rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
When purchasing the SecurePay Life rider under RightTime, the applicable SecurePay Fee and Maximum Withdrawal Percentage(s) will be set forth in the Rate Sheet Prospectus Supplement effective on the Rider Issue Date. The Maximum Withdrawal Percentage(s) will not change for the remaining life of the Contract.
Percentages and fees reflected in a Rate Sheet Prospectus Supplement with an Effective Period that does not include the date you signed your application will not apply to your Contract, with exception of a purchase of the SecurePay Life rider under RightTime. If purchasing the SecurePay Life rider under RightTime, the Rate Sheet Prospectus Supplement containing the applicable SecurePay fee and Maximum Withdrawal Percentage(s),will be the Rate Sheet Prospectus Supplement with an Effective Period that includes your Rider Issue Date. You should not purchase the SecurePay Life rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/SchwabGenesisVariableAnnuity/index.html and www.sec.gov under File Number 333-240192. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix: Superceded Rate Sheet Prospectus Supplement Information in the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase it. The Benefit Election Form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.
Maximum Withdrawal Percentage
The Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “SecurePay NH: Increased AWA Because of Confinement in Nursing Home,” and “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
Because all withdrawals made prior to the Benefit Election Date reduce the Benefit Base, you should carefully consider the impact of these withdrawals prior to scheduling them. Withdrawals prior to the Benefit Election Date could significantly reduce or even eliminate the value of the SecurePay Benefit.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.
For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)). An Excess Withdrawal could reduce the Benefit Base by substantially more than the actual amount of the withdrawal. Furthermore, a $1,000 Excess Withdrawal will reduce the Benefit Base by more than $1,000.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay Life rider as follows:
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We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

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We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

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On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. If benefits are being paid under the SecurePay NH benefit on the Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay Life rider. You will not be entitled to receive any further benefits under the SecurePay Life rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay Life rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
If the Owner annuitizes before the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”) the SecurePay Life rider will terminate and the Owner will not be entitled to any benefits under the rider, including the Annual Withdrawal Amount. The annuity payments may be less than the Annual Withdrawal Amount. Please discuss with your financial advisor whether it is in your best interest to annuitize prior to the Maximum Annuity Date since you will have paid for the SecurePay Life rider without having received the benefit payable under the rider. The SecurePay Life rider may not be suitable for you if you intend to annuitize the Contract prior to the Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday).
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay Life rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
If your SecurePay Life rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
SecurePay Fee
We deduct a fee for the SecurePay Life rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
Information regarding the current fee for the SecurePay Life rider can be found in the Rate Sheet Prospectus Supplement that accompanies your Prospectus. See “Rate Sheet Prospectus Supplement Information.” We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay Fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay Life rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. See “SecurePay Life Rider.”
Terminating the SecurePay Life Rider
The SecurePay Life rider will terminate upon the earliest of:
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the Valuation Date you terminate your SecurePay Life rider (permitted after the rider has been in effect for at least ten years);

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the Valuation Date the Contract is surrendered or terminated;

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the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

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the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

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the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

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for a SecurePay Life rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

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for a SecurePay Life rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

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the Annuity Date;

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the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

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the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay Life rider ceases upon termination. We will not refund the SecurePay Life rider fees you have paid if your SecurePay Life rider terminates for any reason. If your SecurePay Life rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay Life rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay Life rider terminates due to the death of the Covered Person following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and become the new sole Owner, then the surviving spouse may purchase a new SecurePay Life rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay Life rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay Life rider in effect at the time it is issued. This means:
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The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

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We will impose the current SecurePay Fee under RightTime in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay Life rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay Life rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay Life rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Life Rider Within 30 Days of Termination
If your SecurePay Life rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Life rider Issue Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay Life rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay Life rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay Life rider before consulting legal and financial advisers and carefully evaluating whether the SecurePay Life rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay Life rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
SecurePay NH: Increased AWA Because of Confinement in Nursing Home
If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount (“AWA”) with our SecurePay NH (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay Life rider.
The SecurePay NH benefit may not be available in all states and may not be available with new contracts in the future. Please check with your financial advisor to determine availability.
What is the SecurePay NH benefit?
If you qualify for the SecurePay NH benefit during a Contract Year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.
Nursing Home Benefit Period
The Nursing Home Benefit Period is the period of time during which the increased SecurePay Life rider withdrawal percentage is used to calculate the AWA. Any Contract Year or portion thereof during which the increased SecurePay Life rider withdrawal percentage is used to calculate the AWA will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.
The Nursing Home Benefit Period will extend for a maximum of five (5) Contract years in which you qualify for the SecurePay NH benefit or until the SecurePay Life Rider terminates, whichever occurs first. The qualifying Contract years need not be consecutive.
Eligibility for the SecurePay NH Benefits
To qualify for the increased AWA under the SecurePay NH benefit, the Covered Person must:
1.
have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;

2.
(a) be currently confined to a Nursing Home, as defined below; (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and

3.
be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a “Nursing Home” is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a “skilled nursing home facility” under Medicare or Medicaid. A “Nursing Home” does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.
Ineligibility.   You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of the SecurePay Life rider, or you are confined to a nursing home during the year following your purchase of the Rider.
Activities of Daily Living (ADL).   Under the SecurePay NH benefit, “Activities of Daily Living” refer to the following functions relating to the Covered Person’s ability to live independently:
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Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.

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Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.

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Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

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Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

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Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

•
Transferring — The ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment.   For purposes of determining eligibility for the SecurePay NH benefit, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia.
Two Covered Persons.   If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.
Applying for Increased AWA under the SecurePay NH Benefit
Initial Application.   To apply for an increased AWA under the SecurePay NH benefit, you must submit an application certifying that the Covered Person meets the conditions for qualification under the SecurePay NH benefit. This certification must be signed by the Covered Person’s Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.
The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license and not related to the Covered Person. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.
Re-Certification of Eligibility.   Beginning with the second Contract Anniversary following the end of a Valuation Period during which we determine that the Covered Person qualifies for the increased AWA under SecurePay NH (the “Qualification Date”), you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before this re-certification is due.
The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under the SecurePay NH benefit, and must be signed by the Covered Person’s physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.
We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay Life rider you purchased.
If you have questions about applying for an increased AWA under the SecurePay NH benefit, or to obtain a copy of the SecurePay NH application and other forms required to apply, you can call us at 1-800-456-6330 or write to us at Protective Life Insurance Company, P.O. Box 1928, Birmingham, Alabama 35202-1928.
Determining Your Increased AWA under the SecurePay NH Benefit
Initial Qualifying Year.   Qualification for an increased AWA under the SecurePay NH benefit may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay Life rider.
If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum
Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.
Example: Five years ago, after turning age 75, Elisabeth elected the SecurePay Life rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $5,000 ($10,000 – $5,000).
If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay Life rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000 and an Excess Withdrawal of  $4,000. Her new Benefit Base after the Excess Withdrawal is $95,789 ($100,000 – $4,000/$95,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $95,789. Her new AWA is $9,579 ($95,789 * 10%) and her remaining AWA for the current Contract Year is $4,789 ((10% – 5%) * $95,789).
Notice of Qualification.   We will include the amount of the increase in the AWA for the qualifying year in the notice that confirms the Covered Person’s qualification for the Nursing Home Enhancement.
Subsequent Contract Years.   In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year in which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay Life rider you purchased.
Non-Qualifying Years.   For any Contract Year during which the Covered Person fails to qualify for the increased AWA under the SecurePay NH benefit, we calculate the AWA using the SecurePay withdrawal percentage established on the Benefit Election Date according to the terms of the SecurePay Life rider you purchased and that Contract Year will not be included in the Nursing Home Benefit Period.
Availability of SecurePay NH Benefit after Annuitization.   Once the Contract has been annuitized, you may no longer submit an application for an increased AWA under the SecurePay NH benefit. Thus, you may no longer apply for the increased AWA after —
•
you choose to apply your Annuity Value to an Annuity Option under the Contract;

•
the Maximum Annuity Date under the Contract is reached; or

•
the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract is annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH Benefit. If you have already qualified for, and are receiving, an increased AWA under SecurePay NH when the Contract is annuitized because the Maximum Annuity Date is reached or the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, you will receive the increased payments for the remainder of the 5-Contract Year Maximum Aggregate Nursing Home Benefit Period. You will not need to recertify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.
Termination and Reinstatement of the SecurePay NH Benefit.   The SecurePay NH benefit terminates when your SecurePay Life rider terminates, including when the Contract is annuitized. If your SecurePay Life rider is reinstated, your SecurePay NH benefit will also be reinstated.
Tax Considerations for the SecurePay NH Benefit.   The tax treatment of the SecurePay NH benefit is uncertain in several respects. Please see “FEDERAL TAX MATTERS, Tax Consequences of Protected Lifetime Income Benefits”
and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.” If you are considering purchasing a Qualified Contract with the SecurePay Life rider, you should consult a tax adviser because the addition of the SecurePay Life rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.
Required Minimum Distributions
If the SecurePay Life rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay Life rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay Life rider guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay Life rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay Life rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay Life rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay Life rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the rider.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay Life rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the rider and we will have less risk to hedge under the rider than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay Life rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS — Capital World Bond
American Funds® IS — The Bond Fund of America
American Funds® IS — US Government Securities
Columbia Variable Portfolio — Intermediate Bond
Columbia Variable Portfolio — Select Short Corporate Income (formerly, Columbia Variable Portfolio - Limited Duration Credit)
Fidelity® VIP Bond Index
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Goldman Sachs VIT Core Fixed Income
Invesco V.I. Government Securities
Invesco V.I. U.S. Government Money
Lord Abbett Series Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Schwab® Government Money Market™
Western Asset Core Plus VIT

Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
American Funds® IS — American Funds® Global Balanced Fund
American Funds® IS — Asset Allocation
American Funds® IS — Capital Income Builder
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Fidelity® VIP Asset Manager 50%
Fidelity® VIP Balanced
First Trust Multi Income Allocation
First Trust/Dow Jones Dividend & Income Allocation
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Trend Driven Allocation Fund(1)
Invesco V.I. Balanced-Risk Allocation(1)
Invesco V.I. Equity and Income
Janus Henderson Balanced
Lord Abbett Series Bond Debenture
LVIP American Century Balanced
Morgan Stanley VIF Global Strategist
PIMCO VIT All Asset
PIMCO VIT Emerging Markets Bond
PIMCO VIT Global Diversified Allocation
PIMCO VIT High Yield
PIMCO VIT Income
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
Putnam VT George Putnam Balanced
Schwab® VIT Balanced Portfolio
Schwab® VIT Balanced with Growth Portfolio
T. Rowe Price Moderate Allocation
Templeton Global Bond VIP

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS — Capital World Growth and Income
American Funds® IS — Global Growth
American Funds® IS — Growth
American Funds® IS — Growth-Income
American Funds® IS — Washington Mutual Investors
Fidelity® VIP Asset Manager 70%
Fidelity® VIP Contrafund
Fidelity® VIP FundsManager 60%
Fidelity® VIP FundsManager 85%
Fidelity® VIP Growth
Fidelity® VIP Health Care
Fidelity® VIP International Index
Fidelity® VIP Mid Cap
Fidelity® VIP Total Market Index
Fidelity® VIP Utilities
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco V.I. Comstock
Invesco V.I. EQV International Equity
Invesco V.I. Growth and Income
Invesco V.I. Main Street
Invesco V.I. S&P 500 Buffer December
Invesco V.I. S&P 500 Buffer June
Invesco V.I. S&P 500 Buffer March
Invesco V.I. S&P 500 Buffer September
Janus Henderson Forty
Lord Abbett Series Dividend Growth
Lord Abbett Series Growth and Income
LVIP ClearBridge Dividend Strategy (formerly, ClearBridge Variable Dividend Strategy)
LVIP ClearBridge Large Cap Growth (formerly, ClearBridge Variable Large Cap Growth)
MFS® VIT Growth
MFS® VIT II Core Equity
MFS® VIT II International Growth
MFS® VIT II International Intrinsic Equity (formerly, MFS® VIT II International Intrinsic Value)
MFS® VIT II Massachusetts Investors Growth Stock
MFS® VIT Total Return
Protective Life Dynamic Allocation Series — Growth
Putnam VT Core Equity
Putnam VT Large Cap Value
Schwab® S&P 500 Index Portfolio
Schwab® VIT Growth Portfolio
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth

Category 4
No Allocation Permitted if SecurePay Life rider is Selected
AB VPS Discovery Value
AB VPS Small Cap Growth
American Funds® IS — SMALLCAP World (formerly, American Funds® IS — Global Small Capitalization)
American Funds® IS — EUPAC (formerly, American Funds® IS International)
American Funds® IS — New World
BlackRock International V.I.
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Select Mid Cap Value
Empower Bond Index
Fidelity® VIP Energy
Fidelity® VIP Extended Market Index
Fidelity® VIP Growth Opportunities
Fidelity® VIP International Capital Appreciation
Fidelity® VIP Technology
Fidelity® VIP Value Strategies
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Invesco V.I. Global
Invesco V.I. Global Real Estate
Invesco V.I. Main Street Small Cap
Janus Henderson Global Technology and Innovation
Janus Henderson Global Sustainable Equity
Janus Henderson Overseas
Lord Abbett Series Fundamental Equity
Lord Abbett Series Growth Opportunities
LVIP American Century International
LVIP American Century Ultra
LVIP Avantis Large Cap Value (formerly, American Century Disciplined Core Value)
MFS® VIT II Research International
MFS® VIT III Blended Research Small Cap Equity
MFS® VIT III Global Real Estate
MFS® VIT III Mid Cap Value
MFS® VIT Mid Cap Growth
MFS® VIT New Discovery
Morgan Stanley VIF Discovery
Morgan Stanley VIF Growth
PIMCO VIT CommodityRealReturn® Strategy
Putnam VT International Value
Royce Capital Small-Cap
T. Rowe Price Health Sciences
Templeton Emerging Markets VIP (formerly, Templeton Developing Markets VIP)
Templeton Foreign VIP

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions, (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay Life rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser.
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior written notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Investment Options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Life rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay Life rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Life rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay Life rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the rider. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay Life rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation
instruction”), we will terminate your SecurePay Life rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Mid Cap Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay Life rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination,” as applicable.
OTHER OPTIONAL BENEFITS
In addition to the death benefits and the SecurePay Life rider discussed elsewhere in the Prospectus, other optional benefits are available under the Contract. The following table summarizes information about these other benefits.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Portfolio Rebalancing	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.	None	• If you select the SecurePay Life rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.	None	• If you select the SecurePay Life rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Automatic Withdrawal Plan (“AWP”)	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.	None
•
Income taxes, including a 10% additional tax if you are younger than age 59½, may apply.

•
If you select the SecurePay Life rider, the AWP will reduce Benefit Base and available SecurePay Life rider withdrawals.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B - AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B - AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B - AllianceBernstein L.P.(1)	0.85%	10.20%	11.15%	10.30%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B - AllianceBernstein L.P.(1)	1.15%	4.45%	-0.69%	10.99%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4 - Capital Research and Management Company(1)	1.01%	16.96%	5.85%	7.43%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4 - Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4 - Capital Research and Management Company(1)	0.77%	20.16%	8.82%	7.32%	2
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 4 - Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%	1
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 - Capital Research and Management Company(1)	0.91%	24.46%	10.01%	10.74%	3
International Equity	American Funds Insurance Series® EUPAC Fund™ - Class 4 - Capital Research and Management Company(1) (formerly, American Funds Insurance Series® International Fund)	0.97%	26.41%	3.14%	6.73%	4
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4 - Capital Research and Management Company(1)	0.90%	21.34%	7.97%	11.89%	3
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4 - Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4 - Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%	3
International Equity	American Funds Insurance Series® New World Fund® - Class 4 - Capital Research and Management Company(1)	1.07%	27.92%	5.06%	8.98%	4
International Equity	American Funds Insurance Series® SMALLCAP World Fund® - Class 4 - Capital Research and Management Company(1) (formerly, American Funds Insurance Series® Global Small Capitalization Fund)	1.15%	14.33%	0.23%	6.96%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4 - Capital Research and Management Company(1)	0.72%	6.98%	-0.38%	2.11%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 - Capital Research and Management Company(1)	0.75%	7.54%	-0.49%	1.45%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 - Capital Research and Management Company(1)	0.75%	16.90%	13.60%	12.08%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.58%	15.37%	7.05%	8.45%	2
Allocation	BlackRock Global Allocation V.I. Fund - Class III(1)	1.01%	19.42%	5.51%	7.33%	2
International Equity	BlackRock International V.I. Fund - Class I(1)	0.86%	15.53%	2.49%	6.43%	4
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - Franklin Templeton Fund Adviser, LLC(6)	1.07%	4.08%	4.23%	7.24%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - Franklin Templeton Fund Adviser, LLC	1.06%	8.97%	-0.42%	9.11%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.00%	13.75%	8.45%	9.48%	2
Taxable Bond	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2(1)	1.00%	12.65%	1.47%	4.03%	4
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.77%	8.84%	-0.68%	2.52%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	13.87%	10.90%	10.17%	4
Taxable Bond	Columbia Variable Portfolio - Select Short Corporate Income Fund - Class 2(1) (formerly, Columbia Variable Portfolio - Limited Duration Credit Fund)	0.66%	6.00%	1.90%	2.94%	1
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	6.88%	1.87%	3.99%	2
Taxable Bond	Empower Bond Index Fund - Investor Class- Franklin Advisers, Inc. and Franklin Advisory Services, LLC(4)	0.49%	6.62%	-1.00%	1.43%	4
Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.76%	14.72%	5.41%	6.87%	2
Allocation	Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.86%	17.96%	7.37%	8.59%	3
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.66%	14.96%	9.24%	10.84%	2
Taxable Bond	Fidelity® VIP Bond Index Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.39%	6.76%	-0.81%	—	1
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.79%	21.24%	15.08%	15.49%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.85%	10.34%	23.86%	7.69%	4
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.37%	12.03%	7.75%	—	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.62%	9.03%	3.00%	4.08%	1
Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2(1)	0.78%	15.51%	6.52%	8.03%	3
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.83%	19.26%	8.93%	10.34%	3
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.81%	21.73%	11.04%	19.64%	4
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	14.63%	13.42%	17.16%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	14.10%	3.92%	—	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.02%	18.36%	5.99%	9.53%	4
International Equity	Fidelity® VIP International Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.41%	32.82%	7.76%	—	3
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.62%	6.93%	-0.21%	2.45%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	11.49%	9.83%	10.31%	3
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.56%	23.36%	16.83%	23.76%	4
U.S. Equity	Fidelity® VIP Total Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.36%	16.86%	12.86%	—	3
Sector Equity	Fidelity® VIP Utilities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.60%	14.11%	12.52%	12.51%	3
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	7.70%	11.87%	10.54%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	First Trust Multi Income Allocation Portfolio - Class I - Energy Income Partners, LLC; Stonebridge Advisors LLC(1)	1.17%	7.71%	6.11%	5.91%	2
Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.18%	5.30%	3.98%	6.68%	2
U.S. Equity	Franklin DynaTech VIP Fund - Class 2	0.88%	18.13%	9.09%	14.08%	4
Allocation	Franklin Income VIP Fund - Class 2	0.72%	12.56%	7.66%	7.30%	2
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2(3)	1.16%	23.34%	12.00%	8.52%	3
Allocation	Franklin Mutual Shares VIP Fund - Class 2(3)	0.94%	11.52%	9.20%	7.53%	3
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2	0.89%	11.80%	9.50%	12.10%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2(1)	0.91%	7.65%	8.86%	9.81%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2	1.09%	2.52%	1.03%	9.89%	4
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2(1)(4)	1.07%	7.24%	1.92%	3.10%	2
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	7.32%	-0.81%	1.86%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.98%	7.36%	4.67%	11.58%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(3)	1.06%	9.13%	9.77%	9.75%	4
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.07%	15.82%	10.19%	10.57%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	0.95%	17.58%	12.47%	16.13%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.96%	9.89%	5.91%	5.77%	2
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	8.69%	2.27%	4.91%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	17.14%	15.14%	11.67%	3
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	12.52%	8.68%	8.64%	2
International Equity	Invesco® V.I. EQV International Equity Fund - Series II(4)	1.15%	16.23%	3.42%	5.95%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.06%	15.02%	7.01%	10.72%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II	1.27%	7.61%	1.49%	2.18%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.95%	6.95%	-0.22%	1.34%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	15.30%	12.56%	10.46%	3
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(4)	1.05%	15.64%	12.19%	12.25%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.09%	8.44%	8.07%	10.31%	4
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series II(1)	0.96%	12.37%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series II(1)	0.96%	13.35%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series II(1)	0.96%	7.25%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series II(1)	0.96%	12.63%	—	—	3
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.67%	3.64%	2.80%	1.76%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	14.82%	8.21%	9.86%	2
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.87%	17.86%	11.37%	15.96%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio - Service Shares(1)	0.99%	17.26%	—	—	4
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	24.84%	13.44%	21.18%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	Janus Henderson Overseas Portfolio - Service Shares	0.96%	28.58%	9.17%	8.97%	4
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.98%	8.33%	2.10%	4.72%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC (1)	0.99%	15.98%	12.34%	13.06%	3
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.29%	11.36%	9.75%	4
U.S. Equity	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	0.93%	17.29%	13.34%	11.12%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.15%	12.94%	3.23%	10.41%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC(1)	0.72%	5.90%	2.25%	2.62%	1
Allocation	LVIP American Century Balanced Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.77%	9.62%	6.49%	8.03%	2
International Equity	LVIP American Century International Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.95%	15.98%	1.85%	6.42%	4
U.S. Equity	LVIP American Century Ultra Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.75%	12.84%	11.68%	17.16%	4
U.S. Equity	LVIP Avantis Large Cap Value Fund - Standard Class II - Lincoln Financial Investment Corporation - American Century Investment Management, Inc.(1)(5) (formerly, LVIP American Century Desciplined Core Value Fund)	0.71%	14.86%	8.78%	10.39%	4
U.S. Equity	LVIP ClearBridge Dividend Strategy Fund - Service Class - Lincoln Financial Investments Corporation(1)(6) (formerly ClearBridge Variable Dividend Strategy Portfolio)	1.00%	12.46%	11.69%	12.29%	3
U.S. Equity	LVIP ClearBridge Large Cap Growth Fund - Service Class - Lincoln Financial Investment Corporation(1)(6) (formerly ClearBridge Variable Large Cap Growth Portfolio)	0.99%	8.35%	10.29%	—	3
U.S. Equity	MFS® VIT Growth Series - Service Class - Massachusetts Financial Services Company(1)	0.98%	11.90%	10.82%	15.31%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.03%	12.22%	11.26%	13.53%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.13%	20.81%	6.80%	9.60%	3
International Equity	MFS® VIT II International Intrinsic Equity Portfolio - Service Class - Massachusetts Financial Services Company(1) (formerly, MFS® VIT II International Intrinsic Value Portfolio)	1.14%	32.96%	7.02%	9.68%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class - Massachusetts Financial Services Company(1)	0.97%	9.61%	9.74%	13.98%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.15%	21.75%	5.25%	7.27%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class - Massachusetts Financial Services Company(1)	0.83%	5.49%	6.62%	8.82%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.15%	3.30%	1.08%	4.76%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.04%	5.75%	9.90%	9.69%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class - Massachusetts Financial Services Company(1)	1.06%	3.40%	3.03%	11.32%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class - Massachusetts Financial Services Company(1)	1.12%	12.56%	-0.54%	10.46%	4
Allocation	MFS® VIT Total Return Series - Service Class - Massachusetts Financial Services Company(1)	0.86%	10.91%	6.16%	7.36%	3
U.S. Equity	Morgan Stanley VIF Discovery Portfolio - Class II(1)	1.05%	12.44%	-5.46%	14.04%	4
International Equity	Morgan Stanley VIF Global Strategist Portfolio - Class II(1)	1.00%	17.36%	5.21%	6.75%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	35.38%	3.15%	17.46%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Pacific Investment Management Company LLC - Research Affiliates LLC(1)	2.225%	14.19%	5.49%	6.67%	2
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class - Pacific Investment Management Company LLC(1)	3.29%	18.85%	10.47%	6.43%	4
Taxable Bond	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%	2
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class - Pacific Investment Management Company LLC(1)	1.22%	15.07%	5.23%	6.44%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.91%	8.85%	3.87%	5.47%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.02%	10.08%	3.31%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class - Pacific Investment Management Company LLC	2.575%	6.04%	-6.91%	-0.09%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%	2
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio - Janus Henderson Investors US LLC(1)	0.90%	11.17%	3.76%	—	1
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio - Janus Henderson Investors US LLC(1)	0.90%	16.01%	8.77%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio - Janus Henderson Investors US LLC (1)	0.90%	12.70%	5.28%	—	2
Allocation	Putnam VT Core Equity Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	16.81%	15.96%	15.20%	3
U.S. Equity	Putnam VT George Putnam Balanced Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%	2
International Equity	Putnam VT International Value Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Large Cap Value Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%	3
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(3)	1.44%	8.73%	10.40%	7.63%	4
Money Market	Schwab® Government Money Market Portfolio™	0.27%	4.11%	3.09%	1.96%	1
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	17.83%	14.38%	14.75%	3
Allocation	Schwab® VIT Balanced Portfolio	0.57%	12.85%	4.69%	5.51%	2
Allocation	Schwab® VIT Balanced with Growth Portfolio	0.54%	15.60%	6.45%	7.20%	2
Allocation	Schwab® VIT Growth Portfolio	0.55%	18.24%	8.07%	8.65%	3
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	16.30%	12.22%	16.93%	3
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class	1.00%	18.43%	11.41%	15.25%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio-II Class	1.11%	17.80%	3.86%	8.70%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	14.50%	5.50%	7.84%	2
International Equity	Templeton Emerging Markets VIP Fund - Class 2 (formerly, Templeton Developing Markets VIP Fund)	1.37%	46.27%	5.46%	10.40%	4
International Equity	Templeton Foreign VIP Fund - Class 2(1)(3)	1.08%	29.19%	8.25%	5.75%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	15.73%	-0.96%	-0.15%	2
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Franklin Templeton Fund Adviser, LLC(1)(6)	0.79%	7.69%	-1.67%	1.85%	1

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Life rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

(3)
This fund will not be available to Contracts issued on or after May 1, 2021.

(4)
This fund will not be available to Contracts issued on or after May 1, 2022.

(5)
Not available to applications signed on or after April 26, 2024.

(6)
Not available to applications signed on or after May 1, 2026.

The following is information for the fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed options, as noted below.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account*	1 Year	1%
DCA Account 1	3 to 6 Months	1%
DCA Account 2	7 to 12 Months	1%
*If you select the SecurePay Life rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B - AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B - AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B - AllianceBernstein L.P.(1)	0.85%	10.20%	11.15%	10.30%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B - AllianceBernstein L.P.(1)	1.15%	4.45%	-0.69%	10.99%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4 - Capital Research and Management Company(1)	1.01%	16.96%	5.85%	7.43%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4 - Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4 - Capital Research and Management Company(1)	0.77%	20.16%	8.82%	7.32%	2
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 4 - Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%	1
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 - Capital Research and Management Company(1)	0.91%	24.46%	10.01%	10.74%	3
International Equity	American Funds Insurance Series® EUPAC Fund™ - Class 4 - Capital Research and Management Company(1) (formerly, American Funds Insurance Series® International Fund)	0.97%	26.41%	3.14%	6.73%	4
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4 - Capital Research and Management Company(1)	0.90%	21.34%	7.97%	11.89%	3
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4 - Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4 - Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%	3
International Equity	American Funds Insurance Series® New World Fund® - Class 4 - Capital Research and Management Company(1)	1.07%	27.92%	5.06%	8.98%	4
International Equity	American Funds Insurance Series® SMALLCAP World Fund® - Class 4 - Capital Research and Management Company(1) (formerly, American Funds Insurance Series® Global Small Capitalization Fund)	1.15%	14.33%	0.23%	6.96%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4 - Capital Research and Management Company(1)	0.72%	6.98%	-0.38%	2.11%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 - Capital Research and Management Company(1)	0.75%	7.54%	-0.49%	1.45%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 - Capital Research and Management Company(1)	0.75%	16.90%	13.60%	12.08%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.58%	15.37%	7.05%	8.45%	2
Allocation	BlackRock Global Allocation V.I. Fund - Class III(1)	1.01%	19.42%	5.51%	7.33%	2
International Equity	BlackRock International V.I. Fund - Class I(1)	0.86%	15.53%	2.49%	6.43%	4
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - Franklin Templeton Fund Adviser, LLC(6)	1.07%	4.08%	4.23%	7.24%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - Franklin Templeton Fund Adviser, LLC	1.06%	8.97%	-0.42%	9.11%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.00%	13.75%	8.45%	9.48%	2
Taxable Bond	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2(1)	1.00%	12.65%	1.47%	4.03%	4
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.77%	8.84%	-0.68%	2.52%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	13.87%	10.90%	10.17%	4
Taxable Bond	Columbia Variable Portfolio - Select Short Corporate Income Fund - Class 2(1) (formerly, Columbia Variable Portfolio - Limited Duration Credit Fund)	0.66%	6.00%	1.90%	2.94%	1
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	6.88%	1.87%	3.99%	2
Taxable Bond	Empower Bond Index Fund - Investor Class- Franklin Advisers, Inc. and Franklin Advisory Services, LLC(4)	0.49%	6.62%	-1.00%	1.43%	4
Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.76%	14.72%	5.41%	6.87%	2
Allocation	Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.86%	17.96%	7.37%	8.59%	3
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.66%	14.96%	9.24%	10.84%	2
Taxable Bond	Fidelity® VIP Bond Index Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.39%	6.76%	-0.81%	—	1
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.79%	21.24%	15.08%	15.49%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.85%	10.34%	23.86%	7.69%	4
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.37%	12.03%	7.75%	—	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.62%	9.03%	3.00%	4.08%	1
Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2(1)	0.78%	15.51%	6.52%	8.03%	3
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.83%	19.26%	8.93%	10.34%	3
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.81%	21.73%	11.04%	19.64%	4
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	14.63%	13.42%	17.16%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	14.10%	3.92%	—	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.02%	18.36%	5.99%	9.53%	4
International Equity	Fidelity® VIP International Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.41%	32.82%	7.76%	—	3
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.62%	6.93%	-0.21%	2.45%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	11.49%	9.83%	10.31%	3
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.56%	23.36%	16.83%	23.76%	4
U.S. Equity	Fidelity® VIP Total Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.36%	16.86%	12.86%	—	3
Sector Equity	Fidelity® VIP Utilities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.60%	14.11%	12.52%	12.51%	3
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	7.70%	11.87%	10.54%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	First Trust Multi Income Allocation Portfolio - Class I - Energy Income Partners, LLC; Stonebridge Advisors LLC(1)	1.17%	7.71%	6.11%	5.91%	2
Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.18%	5.30%	3.98%	6.68%	2
U.S. Equity	Franklin DynaTech VIP Fund - Class 2	0.88%	18.13%	9.09%	14.08%	4
Allocation	Franklin Income VIP Fund - Class 2	0.72%	12.56%	7.66%	7.30%	2
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2(3)	1.16%	23.34%	12.00%	8.52%	3
Allocation	Franklin Mutual Shares VIP Fund - Class 2(3)	0.94%	11.52%	9.20%	7.53%	3
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2	0.89%	11.80%	9.50%	12.10%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2(1)	0.91%	7.65%	8.86%	9.81%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2	1.09%	2.52%	1.03%	9.89%	4
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2(1)(4)	1.07%	7.24%	1.92%	3.10%	2
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	7.32%	-0.81%	1.86%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.98%	7.36%	4.67%	11.58%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(3)	1.06%	9.13%	9.77%	9.75%	4
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.07%	15.82%	10.19%	10.57%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	0.95%	17.58%	12.47%	16.13%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.96%	9.89%	5.91%	5.77%	2
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	8.69%	2.27%	4.91%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	17.14%	15.14%	11.67%	3
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	12.52%	8.68%	8.64%	2
International Equity	Invesco® V.I. EQV International Equity Fund - Series II(4)	1.15%	16.23%	3.42%	5.95%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.06%	15.02%	7.01%	10.72%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II	1.27%	7.61%	1.49%	2.18%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.95%	6.95%	-0.22%	1.34%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	15.30%	12.56%	10.46%	3
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(4)	1.05%	15.64%	12.19%	12.25%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.09%	8.44%	8.07%	10.31%	4
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series II(1)	0.96%	12.37%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series II(1)	0.96%	13.35%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series II(1)	0.96%	7.25%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series II(1)	0.96%	12.63%	—	—	3
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.67%	3.64%	2.80%	1.76%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	14.82%	8.21%	9.86%	2
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.87%	17.86%	11.37%	15.96%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio - Service Shares(1)	0.99%	17.26%	—	—	4
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	24.84%	13.44%	21.18%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	Janus Henderson Overseas Portfolio - Service Shares	0.96%	28.58%	9.17%	8.97%	4
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.98%	8.33%	2.10%	4.72%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC (1)	0.99%	15.98%	12.34%	13.06%	3
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.29%	11.36%	9.75%	4
U.S. Equity	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	0.93%	17.29%	13.34%	11.12%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.15%	12.94%	3.23%	10.41%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC(1)	0.72%	5.90%	2.25%	2.62%	1
Allocation	LVIP American Century Balanced Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.77%	9.62%	6.49%	8.03%	2
International Equity	LVIP American Century International Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.95%	15.98%	1.85%	6.42%	4
U.S. Equity	LVIP American Century Ultra Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.75%	12.84%	11.68%	17.16%	4
U.S. Equity	LVIP Avantis Large Cap Value Fund - Standard Class II - Lincoln Financial Investment Corporation - American Century Investment Management, Inc.(1)(5) (formerly, LVIP American Century Desciplined Core Value Fund)	0.71%	14.86%	8.78%	10.39%	4
U.S. Equity	LVIP ClearBridge Dividend Strategy Fund - Service Class - Lincoln Financial Investments Corporation(1)(6) (formerly ClearBridge Variable Dividend Strategy Portfolio)	1.00%	12.46%	11.69%	12.29%	3
U.S. Equity	LVIP ClearBridge Large Cap Growth Fund - Service Class - Lincoln Financial Investment Corporation(1)(6) (formerly ClearBridge Variable Large Cap Growth Portfolio)	0.99%	8.35%	10.29%	—	3
U.S. Equity	MFS® VIT Growth Series - Service Class - Massachusetts Financial Services Company(1)	0.98%	11.90%	10.82%	15.31%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.03%	12.22%	11.26%	13.53%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.13%	20.81%	6.80%	9.60%	3
International Equity	MFS® VIT II International Intrinsic Equity Portfolio - Service Class - Massachusetts Financial Services Company(1) (formerly, MFS® VIT II International Intrinsic Value Portfolio)	1.14%	32.96%	7.02%	9.68%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class - Massachusetts Financial Services Company(1)	0.97%	9.61%	9.74%	13.98%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.15%	21.75%	5.25%	7.27%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class - Massachusetts Financial Services Company(1)	0.83%	5.49%	6.62%	8.82%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.15%	3.30%	1.08%	4.76%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.04%	5.75%	9.90%	9.69%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class - Massachusetts Financial Services Company(1)	1.06%	3.40%	3.03%	11.32%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class - Massachusetts Financial Services Company(1)	1.12%	12.56%	-0.54%	10.46%	4
Allocation	MFS® VIT Total Return Series - Service Class - Massachusetts Financial Services Company(1)	0.86%	10.91%	6.16%	7.36%	3
U.S. Equity	Morgan Stanley VIF Discovery Portfolio - Class II(1)	1.05%	12.44%	-5.46%	14.04%	4
International Equity	Morgan Stanley VIF Global Strategist Portfolio - Class II(1)	1.00%	17.36%	5.21%	6.75%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	35.38%	3.15%	17.46%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Pacific Investment Management Company LLC - Research Affiliates LLC(1)	2.225%	14.19%	5.49%	6.67%	2
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class - Pacific Investment Management Company LLC(1)	3.29%	18.85%	10.47%	6.43%	4
Taxable Bond	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%	2
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class - Pacific Investment Management Company LLC(1)	1.22%	15.07%	5.23%	6.44%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.91%	8.85%	3.87%	5.47%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.02%	10.08%	3.31%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class - Pacific Investment Management Company LLC	2.575%	6.04%	-6.91%	-0.09%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%	2
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio - Janus Henderson Investors US LLC(1)	0.90%	11.17%	3.76%	—	1
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio - Janus Henderson Investors US LLC(1)	0.90%	16.01%	8.77%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio - Janus Henderson Investors US LLC (1)	0.90%	12.70%	5.28%	—	2
Allocation	Putnam VT Core Equity Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	16.81%	15.96%	15.20%	3
U.S. Equity	Putnam VT George Putnam Balanced Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%	2
International Equity	Putnam VT International Value Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Large Cap Value Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%	3
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(3)	1.44%	8.73%	10.40%	7.63%	4
Money Market	Schwab® Government Money Market Portfolio™	0.27%	4.11%	3.09%	1.96%	1
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	17.83%	14.38%	14.75%	3
Allocation	Schwab® VIT Balanced Portfolio	0.57%	12.85%	4.69%	5.51%	2
Allocation	Schwab® VIT Balanced with Growth Portfolio	0.54%	15.60%	6.45%	7.20%	2
Allocation	Schwab® VIT Growth Portfolio	0.55%	18.24%	8.07%	8.65%	3
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	16.30%	12.22%	16.93%	3
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class	1.00%	18.43%	11.41%	15.25%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio-II Class	1.11%	17.80%	3.86%	8.70%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	14.50%	5.50%	7.84%	2
International Equity	Templeton Emerging Markets VIP Fund - Class 2 (formerly, Templeton Developing Markets VIP Fund)	1.37%	46.27%	5.46%	10.40%	4
International Equity	Templeton Foreign VIP Fund - Class 2(1)(3)	1.08%	29.19%	8.25%	5.75%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	15.73%	-0.96%	-0.15%	2
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Franklin Templeton Fund Adviser, LLC(1)(6)	0.79%	7.69%	-1.67%	1.85%	1

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Life rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

(3)
This fund will not be available to Contracts issued on or after May 1, 2021.

(4)
This fund will not be available to Contracts issued on or after May 1, 2022.

(5)
Not available to applications signed on or after April 26, 2024.

(6)
Not available to applications signed on or after May 1, 2026.

The following is information for the fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed options, as noted below.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account*	1 Year	1%
DCA Account 1	3 to 6 Months	1%
DCA Account 2	7 to 12 Months	1%
*If you select the SecurePay Life rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account.

Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is information for the fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed options, as noted below.

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account*	1 Year	1%
DCA Account 1	3 to 6 Months	1%
DCA Account 2	7 to 12 Months	1%
*If you select the SecurePay Life rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account.

AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.88%
AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B	[7]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.	[7]
Current Expenses [Percent]	0.85%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.20%	[7]
Average Annual Total Returns, 5 Years [Percent]	11.15%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.30%	[7]
AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B	[7]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.	[7]
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	4.45%	[7]
Average Annual Total Returns, 5 Years [Percent]	(0.69%)	[7]
Average Annual Total Returns, 10 Years [Percent]	10.99%	[7]
American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	1.01%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.96%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.85%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.43%	[7]
American Funds Insurance Series® Asset Allocation Fund - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
American Funds Insurance Series® Capital Income Builder® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital Income Builder® - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.77%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.16%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.82%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.32%	[7]
American Funds Insurance Series® Capital World Bond Fund® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund® - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	24.46%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.01%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.74%	[7]
American Funds Insurance Series® EUPAC Fund™ - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® EUPAC Fund™ - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company(formerly, American Funds Insurance Series® International Fund)	[7]
Current Expenses [Percent]	0.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	26.41%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.14%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.73%	[7]
American Funds Insurance Series® Global Growth Fund - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	21.34%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.97%	[7]
Average Annual Total Returns, 10 Years [Percent]	11.89%	[7]
American Funds Insurance Series® Growth Fund - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
American Funds Insurance Series® Growth-Income Fund - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
American Funds Insurance Series® New World Fund® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	1.07%	[7]
Average Annual Total Returns, 1 Year [Percent]	27.92%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.06%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.98%	[7]
American Funds Insurance Series® SMALLCAP World Fund® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® SMALLCAP World Fund® - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company(formerly, American Funds Insurance Series® Global Small Capitalization Fund)	[7]
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.33%	[7]
Average Annual Total Returns, 5 Years [Percent]	0.23%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.96%	[7]
American Funds Insurance Series® The Bond Fund of America® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.72%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.98%	[7]
Average Annual Total Returns, 5 Years [Percent]	(0.38%)	[7]
Average Annual Total Returns, 10 Years [Percent]	2.11%	[7]
American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.54%	[7]
Average Annual Total Returns, 5 Years [Percent]	(0.49%)	[7]
Average Annual Total Returns, 10 Years [Percent]	1.45%	[7]
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.90%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.60%	[7]
Average Annual Total Returns, 10 Years [Percent]	12.08%	[7]
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	[7]
Current Expenses [Percent]	0.58%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.37%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.05%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.45%	[7]
BlackRock Global Allocation V.I. Fund - Class III [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class III	[7]
Current Expenses [Percent]	1.01%	[7]
Average Annual Total Returns, 1 Year [Percent]	19.42%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.51%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.33%	[7]
BlackRock International V.I. Fund - Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock International V.I. Fund - Class I	[7]
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.53%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.49%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.43%	[7]
ClearBridge Variable Mid Cap Portfolio - Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II	[8]
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC	[8]
Current Expenses [Percent]	1.07%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.08%	[8]
Average Annual Total Returns, 5 Years [Percent]	4.23%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.24%	[8]
ClearBridge Variable Small Cap Growth Portfolio - Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
Columbia Variable Portfolio - Balanced Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund - Class 2
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	9.48%
Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2	[7]
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.65%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.47%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.03%	[7]
Columbia Variable Portfolio - Intermediate Bond Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.52%
Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2	[7]
Current Expenses [Percent]	1.07%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.87%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.90%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.17%	[7]
Columbia Variable Portfolio - Select Short Corporate Income Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Short Corporate Income Fund - Class 2	[7]
Current Expenses [Percent]	0.66%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.00%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.90%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.94%	[7]
Columbia Variable Portfolio - Strategic Income Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund - Class 2	[7]
Current Expenses [Percent]	0.94%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.88%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.87%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.99%	[7]
Empower Bond Index Fund - Investor Class- [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class-	[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. and Franklin Advisory Services, LLC	[9]
Current Expenses [Percent]	0.49%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.62%	[9]
Average Annual Total Returns, 5 Years [Percent]	(1.00%)	[9]
Average Annual Total Returns, 10 Years [Percent]	1.43%	[9]
Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	[7]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited	[7]
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	[7]
Current Expenses [Percent]	0.76%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.72%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.41%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.87%	[7]
Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2	[7]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited	[7]
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	[7]
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.96%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.37%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.59%	[7]
Fidelity® VIP Balanced Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Fidelity® VIP Bond Index Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Contrafund® Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Fidelity® VIP Energy Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Fidelity® VIP Extended Market Index Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	[7]
Current Expenses [Percent]	0.62%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.03%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.00%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.08%	[7]
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	[7]
Current Expenses [Percent]	0.78%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.51%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.52%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.03%	[7]
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	[7]
Current Expenses [Percent]	0.83%	[7]
Average Annual Total Returns, 1 Year [Percent]	19.26%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.93%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.34%	[7]
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.73%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	19.64%
Fidelity® VIP Growth Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	17.16%
Fidelity® VIP Health Care Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Fidelity® VIP International Index Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	32.82%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
Fidelity® VIP Mid Cap Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Fidelity® VIP Technology Portfolio - Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	23.76%
Fidelity® VIP Total Market Index Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	12.86%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Utilities Portfolio - Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Utilities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Fidelity® VIP Value Strategies Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	10.54%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
First Trust Multi Income Allocation Portfolio - Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	First Trust Multi Income Allocation Portfolio - Class I	[7]
Portfolio Company Adviser [Text Block]	Energy Income Partners, LLC	[7]
Portfolio Company Subadviser [Text Block]	Stonebridge Advisors LLC	[7]
Current Expenses [Percent]	1.17%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.71%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.11%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.91%	[7]
Franklin DynaTech VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund - Class 2
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	14.08%
Franklin Income VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Franklin Mutual Global Discovery VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund - Class 2	[10]
Current Expenses [Percent]	1.16%	[10]
Average Annual Total Returns, 1 Year [Percent]	23.34%	[10]
Average Annual Total Returns, 5 Years [Percent]	12.00%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.52%	[10]
Franklin Mutual Shares VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2	[10]
Current Expenses [Percent]	0.94%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.52%	[10]
Average Annual Total Returns, 5 Years [Percent]	9.20%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.53%	[10]
Franklin Rising Dividends VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 2
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Franklin Small Cap Value VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 2	[7]
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.65%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.86%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.81%	[7]
Franklin Small-Mid Cap Growth VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Franklin Strategic Income VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund - Class 2	[7],[9]
Current Expenses [Percent]	1.07%	[7],[9]
Average Annual Total Returns, 1 Year [Percent]	7.24%	[7],[9]
Average Annual Total Returns, 5 Years [Percent]	1.92%	[7],[9]
Average Annual Total Returns, 10 Years [Percent]	3.10%	[7],[9]
Goldman Sachs VIT Core Fixed Income Fund - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Fund - Service Class	[7]
Current Expenses [Percent]	0.67%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.32%	[7]
Average Annual Total Returns, 5 Years [Percent]	(0.81%)	[7]
Average Annual Total Returns, 10 Years [Percent]	1.86%	[7]
Goldman Sachs VIT Mid Cap Growth Fund - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Growth Fund - Service Class	[7]
Current Expenses [Percent]	0.98%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.36%	[7]
Average Annual Total Returns, 5 Years [Percent]	4.67%	[7]
Average Annual Total Returns, 10 Years [Percent]	11.58%	[7]
Goldman Sachs VIT Mid Cap Value Fund - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Service Class	[7],[10]
Current Expenses [Percent]	1.06%	[7],[10]
Average Annual Total Returns, 1 Year [Percent]	9.13%	[7],[10]
Average Annual Total Returns, 5 Years [Percent]	9.77%	[7],[10]
Average Annual Total Returns, 10 Years [Percent]	9.75%	[7],[10]
Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class	[7]
Current Expenses [Percent]	1.07%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.82%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.19%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.57%	[7]
Goldman Sachs VIT Strategic Growth Fund - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth Fund - Service Class	[7]
Current Expenses [Percent]	0.95%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.58%	[7]
Average Annual Total Returns, 5 Years [Percent]	12.47%	[7]
Average Annual Total Returns, 10 Years [Percent]	16.13%	[7]
Goldman Sachs VIT Trend Driven Allocation Fund - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class	[7]
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.89%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.91%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.77%	[7]
Invesco® V.I. Balanced-Risk Allocation Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Balanced-Risk Allocation Fund - Series II	[7]
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.69%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.27%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.91%	[7]
Invesco® V.I. Comstock Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Comstock Fund - Series II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.67%
Invesco® V.I. EQV International Equity Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. EQV International Equity Fund - Series II	[9]
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	16.23%	[9]
Average Annual Total Returns, 5 Years [Percent]	3.42%	[9]
Average Annual Total Returns, 10 Years [Percent]	5.95%	[9]
Invesco® V.I. Equity and Income Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Equity and Income Fund - Series II
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Invesco® V.I. Global Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Global Fund - Series II
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Invesco® V.I. Global Real Estate Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Global Real Estate Fund - Series II
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	2.18%
Invesco® V.I. Government Securities Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Government Securities Fund - Series II
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.34%
Invesco® V.I. Growth and Income Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Growth and Income Fund - Series II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Invesco® V.I. Main Street Fund® - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Fund® - Series II	[7],[9]
Current Expenses [Percent]	1.05%	[7],[9]
Average Annual Total Returns, 1 Year [Percent]	15.64%	[7],[9]
Average Annual Total Returns, 5 Years [Percent]	12.19%	[7],[9]
Average Annual Total Returns, 10 Years [Percent]	12.25%	[7],[9]
Invesco® V.I. Main Street Small Cap Fund® - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Small Cap Fund® - Series II
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Invesco® V.I. S&P 500 Buffer December Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer December Fund - Series II	[7]
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.37%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Invesco® V.I. S&P 500 Buffer June Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer June Fund - Series II	[7]
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.35%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Invesco® V.I. S&P 500 Buffer March Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer March Fund - Series II	[7]
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.25%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Invesco® V.I. S&P 500 Buffer September Fund - Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer September Fund - Series II	[7]
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.63%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Invesco® V.I. U.S. Government Money Portfolio - Series I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. U.S. Government Money Portfolio - Series I
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	1.76%
Janus Henderson Balanced Portfolio - Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio - Service Shares
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Janus Henderson Forty Portfolio - Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio - Service Shares
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	15.96%
Janus Henderson Global Sustainable Equity Portfolio - Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	[7]
Current Expenses [Percent]	0.99%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.26%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Janus Henderson Global Technology and Innovation Portfolio - Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio - Service Shares
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
Janus Henderson Overseas Portfolio - Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio - Service Shares
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
LVIP American Century Balanced Fund - Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II	[7],[11]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[7],[11]
Current Expenses [Percent]	0.77%	[7],[11]
Average Annual Total Returns, 1 Year [Percent]	9.62%	[7],[11]
Average Annual Total Returns, 5 Years [Percent]	6.49%	[7],[11]
Average Annual Total Returns, 10 Years [Percent]	8.03%	[7],[11]
LVIP American Century International Fund - Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century International Fund - Standard Class II	[7],[11]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[7],[11]
Current Expenses [Percent]	0.95%	[7],[11]
Average Annual Total Returns, 1 Year [Percent]	15.98%	[7],[11]
Average Annual Total Returns, 5 Years [Percent]	1.85%	[7],[11]
Average Annual Total Returns, 10 Years [Percent]	6.42%	[7],[11]
LVIP American Century Ultra Fund - Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Ultra Fund - Standard Class II	[7],[11]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[7],[11]
Current Expenses [Percent]	0.75%	[7],[11]
Average Annual Total Returns, 1 Year [Percent]	12.84%	[7],[11]
Average Annual Total Returns, 5 Years [Percent]	11.68%	[7],[11]
Average Annual Total Returns, 10 Years [Percent]	17.16%	[7],[11]
LVIP Avantis Large Cap Value Fund - Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Avantis Large Cap Value Fund - Standard Class II	[7],[11]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investment Corporation	[7],[11]
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.(formerly, LVIP American Century Desciplined Core Value Fund)	[7],[11]
Current Expenses [Percent]	0.71%	[7],[11]
Average Annual Total Returns, 1 Year [Percent]	14.86%	[7],[11]
Average Annual Total Returns, 5 Years [Percent]	8.78%	[7],[11]
Average Annual Total Returns, 10 Years [Percent]	10.39%	[7],[11]
LVIP ClearBridge Dividend Strategy Fund - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP ClearBridge Dividend Strategy Fund - Service Class	[7],[8]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation(formerly ClearBridge Variable Dividend Strategy Portfolio)	[7],[8]
Current Expenses [Percent]	1.00%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	12.46%	[7],[8]
Average Annual Total Returns, 5 Years [Percent]	11.69%	[7],[8]
Average Annual Total Returns, 10 Years [Percent]	12.29%	[7],[8]
LVIP ClearBridge Large Cap Growth Fund - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund - Service Class	[7],[8]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investment Corporation(formerly ClearBridge Variable Large Cap Growth Portfolio)	[7],[8]
Current Expenses [Percent]	0.99%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	8.35%	[7],[8]
Average Annual Total Returns, 5 Years [Percent]	10.29%	[7],[8]
Average Annual Total Returns, 10 Years [Percent]		[7],[8]
Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC	[7]
Current Expenses [Percent]	0.99%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.98%	[7]
Average Annual Total Returns, 5 Years [Percent]	12.34%	[7]
Average Annual Total Returns, 10 Years [Percent]	13.06%	[7]
Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC	[7]
Current Expenses [Percent]	1.08%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.29%	[7]
Average Annual Total Returns, 5 Years [Percent]	11.36%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.75%	[7]
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	13.34%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	10.41%
Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	[7]
Current Expenses [Percent]	0.72%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.90%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.25%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.62%	[7]
MFS® VIT Growth Series - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	0.98%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.90%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.82%	[7]
Average Annual Total Returns, 10 Years [Percent]	15.31%	[7]
MFS® VIT II Core Equity Portfolio - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II Core Equity Portfolio - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	1.03%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.22%	[7]
Average Annual Total Returns, 5 Years [Percent]	11.26%	[7]
Average Annual Total Returns, 10 Years [Percent]	13.53%	[7]
MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	0.83%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.49%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.62%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.82%	[7]
MFS® VIT III Global Real Estate Portfolio - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.30%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.08%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.76%	[7]
MFS® VIT III Mid Cap Value Portfolio - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	1.04%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.75%	[7]
Average Annual Total Returns, 5 Years [Percent]	9.90%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.69%	[7]
MFS® VIT II International Growth Portfolio - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II International Growth Portfolio - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.81%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.80%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.60%	[7]
MFS® VIT II International Intrinsic Equity Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Equity Portfolio - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company(formerly, MFS® VIT II International Intrinsic Value Portfolio)	[7]
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	32.96%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.02%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.68%	[7]
MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	0.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.61%	[7]
Average Annual Total Returns, 5 Years [Percent]	9.74%	[7]
Average Annual Total Returns, 10 Years [Percent]	13.98%	[7]
MFS® VIT II Research International Portfolio - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II Research International Portfolio - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	21.75%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.25%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.27%	[7]
MFS® VIT Mid Cap Growth Series - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT Mid Cap Growth Series - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	1.06%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.40%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.03%	[7]
Average Annual Total Returns, 10 Years [Percent]	11.32%	[7]
MFS® VIT New Discovery Series - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	1.12%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.56%	[7]
Average Annual Total Returns, 5 Years [Percent]	(0.54%)	[7]
Average Annual Total Returns, 10 Years [Percent]	10.46%	[7]
MFS® VIT Total Return Series - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class	[7]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[7]
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.91%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.16%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.36%	[7]
Morgan Stanley VIF Discovery Portfolio - Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Morgan Stanley VIF Discovery Portfolio - Class II	[7]
Current Expenses [Percent]	1.05%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.44%	[7]
Average Annual Total Returns, 5 Years [Percent]	(5.46%)	[7]
Average Annual Total Returns, 10 Years [Percent]	14.04%	[7]
Morgan Stanley VIF Global Strategist Portfolio - Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Morgan Stanley VIF Global Strategist Portfolio - Class II	[7]
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.36%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.21%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.75%	[7]
Morgan Stanley VIF Growth Portfolio - Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Morgan Stanley VIF Growth Portfolio - Class II	[7]
Current Expenses [Percent]	0.82%	[7]
Average Annual Total Returns, 1 Year [Percent]	35.38%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.15%	[7]
Average Annual Total Returns, 10 Years [Percent]	17.46%	[7]
PIMCO VIT All Asset Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Advisor Class	[7]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC	[7]
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC	[7]
Current Expenses [Percent]	2.225%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.19%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.49%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.67%	[7]
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	[7]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC	[7]
Current Expenses [Percent]	3.29%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.85%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.47%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.43%	[7]
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	4.96%
PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class	[7]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC	[7]
Current Expenses [Percent]	1.22%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.07%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.23%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.44%	[7]
PIMCO VIT High Yield Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.47%
PIMCO VIT Income Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]
PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.575%
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	(6.91%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
PIMCO VIT Low Duration Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
PIMCO VIT Real Return Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.11%
PIMCO VIT Short-Term Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
PIMCO VIT Total Return Portfolio - Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
Protective Life Dynamic Allocation Series - Conservative Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Conservative Portfolio	[7]
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.17%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.76%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Protective Life Dynamic Allocation Series - Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Growth Portfolio	[7]
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.01%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.77%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Protective Life Dynamic Allocation Series - Moderate Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Moderate Portfolio	[7]
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.70%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.28%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Putnam VT Core Equity Fund Class IB [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Core Equity Fund Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	15.20%
Putnam VT George Putnam Balanced Fund Class IB [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced Fund Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Putnam VT International Value Fund Class IB [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Putnam VT Large Cap Value Fund Class IB [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
Royce Capital Small-Cap Portfolio - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Royce Capital Small-Cap Portfolio - Service Class	[10]
Current Expenses [Percent]	1.44%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.73%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.40%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.63%	[10]
Schwab® Government Money Market Portfolio™ [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Schwab® Government Money Market Portfolio™
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	4.11%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Schwab® S&P 500 Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Schwab® S&P 500 Index Portfolio
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	14.75%
Schwab® VIT Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Schwab® VIT Balanced Portfolio
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Schwab® VIT Balanced with Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Schwab® VIT Balanced with Growth Portfolio
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Schwab® VIT Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Schwab® VIT Growth Portfolio
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.65%
T. Rowe Price® All-Cap Opportunities Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price® All-Cap Opportunities Portfolio	[7]
Current Expenses [Percent]	0.80%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.30%	[7]
Average Annual Total Returns, 5 Years [Percent]	12.22%	[7]
Average Annual Total Returns, 10 Years [Percent]	16.93%	[7]
T. Rowe Price® Blue Chip Growth Portfolio-II Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price® Blue Chip Growth Portfolio-II Class
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
T. Rowe Price® Health Sciences Portfolio-II Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price® Health Sciences Portfolio-II Class
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
T. Rowe Price® Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price® Moderate Allocation Portfolio	[7]
Current Expenses [Percent]	0.85%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.50%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.50%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.84%	[7]
Templeton Emerging Markets VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund - Class 2 (formerly, Templeton Developing Markets VIP Fund)
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Templeton Foreign VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund - Class 2	[7],[10]
Current Expenses [Percent]	1.08%	[7],[10]
Average Annual Total Returns, 1 Year [Percent]	29.19%	[7],[10]
Average Annual Total Returns, 5 Years [Percent]	8.25%	[7],[10]
Average Annual Total Returns, 10 Years [Percent]	5.75%	[7],[10]
Templeton Global Bond VIP Fund - Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2	[7]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[7]
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.73%	[7]
Average Annual Total Returns, 5 Years [Percent]	(0.96%)	[7]
Average Annual Total Returns, 10 Years [Percent]	(0.15%)	[7]
Western Asset Core Plus VIT Portfolio - Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio - Class II	[7],[8]
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC	[7],[8]
Current Expenses [Percent]	0.79%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	7.69%	[7],[8]
Average Annual Total Returns, 5 Years [Percent]	(1.67%)	[7],[8]
Average Annual Total Returns, 10 Years [Percent]	1.85%	[7],[8]
Automatic Withdrawal Plan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Purpose of Benefit [Text Block]	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•
Income taxes, including a 10% additional tax if you are younger than age 59½, may apply.

•
If you select the SecurePay Life rider, the AWP will reduce Benefit Base and available SecurePay Life rider withdrawals.

Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Contract Value Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Equal to the Contract Value as of the date we receive Due Proof of Death
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• None.
Name of Benefit [Text Block]	Contract Value Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• If you select the SecurePay Life rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Portfolio Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• If you select the SecurePay Life rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Name of Benefit [Text Block]	Portfolio Rebalancing
Purchase of SecurePay Life rider at Contract Purchase [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Purchase of SecurePay Life rider under RightTime [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Return of Purchase Payments Death Benefit [Member]
Item 3. Key Information [Line Items]
Optional Benefits Minimum [Percent]	0.20%	[12]
Optional Benefits Maximum [Percent]	0.20%	[12]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value.)

Standard Benefit Expense, Maximum [Dollars]	$ 0.2
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]
•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Benefit Standard or Optional [Text Block]	Optional
SecurePay Life rider at Contract Purchase [Member]
Item 3. Key Information [Line Items]
Optional Benefits Maximum [Percent]	2.00%	[13]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[15],[16]
Optional Benefit Expense, Footnotes [Text Block]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay Life rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your Benefit Base. See “THE SECUREPAY LIFE RIDER” in the Prospectus.
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay Life rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract

Value on the Rider Issue Date. For more information on the SecurePay Life rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY LIFE RIDER” in the Prospectus.

Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	SecurePay Life rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[15],[16]
Optional Benefit Expense, Footnotes [Text Block]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay Life rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your Benefit Base. See “THE SECUREPAY LIFE RIDER” in the Prospectus.
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay Life rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract

Value on the Rider Issue Date. For more information on the SecurePay Life rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY LIFE RIDER” in the Prospectus.

Brief Restrictions / Limitations [Text Block]
•
Benefit limits available Investment Options.

•
No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first.

•
Withdrawals will reduce the Benefit Base and available SecurePay withdrawals.

•
Excess Withdrawals may significantly reduce or eliminate value of benefit.

•
Available to Contract Owners age 60 to 85.

•
Not available for Inherited IRA Contracts.

Name of Benefit [Text Block]	SecurePay Life rider
Operation of Benefit [Text Block]
THE SECUREPAY LIFE RIDER
In general, the SecurePay Life rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Annual Withdrawal Amount and the Benefit Base, perhaps significantly. If said withdrawals reduce the Contract Value to zero, the Contract and the SecurePay Life Rider will terminate. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay Life rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay Life rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased.
Under the SecurePay Life rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay Life rider requirements.
Withdrawals under the SecurePay Life rider while your Contract Value is greater than zero are withdrawals of your own money and will be deducted from your Contract Value and not from our general account assets. If your Contract Value is reduced to zero (other than due to an Excess Withdrawal), the Company will make lifetime income benefit payments from its own assets. It is possible the Company will not have to make lifetime income benefit payments to the Owner from the Company’s own assets.
You may purchase the SecurePay Life rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay Life Rider.”
SecurePay Life rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
•
If you purchase the SecurePay Life rider, your options for allocating Purchase Payments and Contract Value are restricted to limit the risk that the Company will be required to make lifetime payments under the SecurePay Life rider from Protective Life’s general account. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

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You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

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Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

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On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

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We may stop offering the rider at any time.

The ways to purchase the SecurePay Life rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay Life rider if:
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you expect to take any withdrawals before the Benefit Election Date and any withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

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you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

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you do not expect to take SecurePay Withdrawals (especially before the age of 95).

“APPENDIX: EXAMPLE OF SECUREPAY LIFE RIDER” demonstrates the operation of the SecurePay Life rider using hypothetical examples. You should review “APPENDIX: EXAMPLE OF SECUREPAY LIFE RIDER” and consult your sales representative to discuss whether SecurePay Life rider suits your needs.
Purchasing the Optional SecurePay Life Rider
You may purchase the SecurePay Life rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant. This rider is not available for purchase with Inherited IRA Contracts, see QUALIFIED RETIREMENT PLANS for additional information.
Important Considerations:
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You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

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You may not cancel the SecurePay Life rider during the ten years following the Rider Issue Date.

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We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

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You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

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Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

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You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay Life rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay Life rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
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If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

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Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

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Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

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The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay Life rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay Life rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
	Single Life Coverage	Joint Life Coverage
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay Life rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay Life rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay Life rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay Life rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay Life rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay Life rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals
You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
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Even though your SecurePay Life rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

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You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

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All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

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You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

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You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

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Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Any withdrawals made on or after the Rider Issue Date but prior to the Benefit Election Date — including automatic withdrawals — will similarly result in a reduction in the Benefit Base and corresponding AWA, and may even significantly reduce or eliminate the value of such benefits.
Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
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All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

The SecurePay Life rider is designed for you to take SecurePay Withdrawals each Contract Year after the Benefit Election Date. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay Life rider if you intend to take Excess Withdrawals.
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Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

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Excess Withdrawals may result in a significantly lower AWA in the future.

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Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay Life rider benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s) and the current fee for the SecurePay Life rider applicable to contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”.
In order for us to use the percentages and fees in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages and fees are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages and fees in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay Life rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
When purchasing the SecurePay Life rider under RightTime, the applicable SecurePay Fee and Maximum Withdrawal Percentage(s) will be set forth in the Rate Sheet Prospectus Supplement effective on the Rider Issue Date. The Maximum Withdrawal Percentage(s) will not change for the remaining life of the Contract.
Percentages and fees reflected in a Rate Sheet Prospectus Supplement with an Effective Period that does not include the date you signed your application will not apply to your Contract, with exception of a purchase of the SecurePay Life rider under RightTime. If purchasing the SecurePay Life rider under RightTime, the Rate Sheet Prospectus Supplement containing the applicable SecurePay fee and Maximum Withdrawal Percentage(s),will be the Rate Sheet Prospectus Supplement with an Effective Period that includes your Rider Issue Date. You should not purchase the SecurePay Life rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/SchwabGenesisVariableAnnuity/index.html and www.sec.gov under File Number 333-240192. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix: Superceded Rate Sheet Prospectus Supplement Information in the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase it. The Benefit Election Form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.
Maximum Withdrawal Percentage
The Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “SecurePay NH: Increased AWA Because of Confinement in Nursing Home,” and “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
Because all withdrawals made prior to the Benefit Election Date reduce the Benefit Base, you should carefully consider the impact of these withdrawals prior to scheduling them. Withdrawals prior to the Benefit Election Date could significantly reduce or even eliminate the value of the SecurePay Benefit.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.
For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
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If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)). An Excess Withdrawal could reduce the Benefit Base by substantially more than the actual amount of the withdrawal. Furthermore, a $1,000 Excess Withdrawal will reduce the Benefit Base by more than $1,000.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay Life rider as follows:
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We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

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We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

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On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. If benefits are being paid under the SecurePay NH benefit on the Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay Life rider. You will not be entitled to receive any further benefits under the SecurePay Life rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay Life rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
If the Owner annuitizes before the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”) the SecurePay Life rider will terminate and the Owner will not be entitled to any benefits under the rider, including the Annual Withdrawal Amount. The annuity payments may be less than the Annual Withdrawal Amount. Please discuss with your financial advisor whether it is in your best interest to annuitize prior to the Maximum Annuity Date since you will have paid for the SecurePay Life rider without having received the benefit payable under the rider. The SecurePay Life rider may not be suitable for you if you intend to annuitize the Contract prior to the Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday).
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay Life rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
If your SecurePay Life rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
SecurePay Fee
We deduct a fee for the SecurePay Life rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
Information regarding the current fee for the SecurePay Life rider can be found in the Rate Sheet Prospectus Supplement that accompanies your Prospectus. See “Rate Sheet Prospectus Supplement Information.” We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay Fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay Life rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. See “SecurePay Life Rider.”
Terminating the SecurePay Life Rider
The SecurePay Life rider will terminate upon the earliest of:
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the Valuation Date you terminate your SecurePay Life rider (permitted after the rider has been in effect for at least ten years);

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the Valuation Date the Contract is surrendered or terminated;

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the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

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the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

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the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

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for a SecurePay Life rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

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for a SecurePay Life rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

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the Annuity Date;

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the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

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the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay Life rider ceases upon termination. We will not refund the SecurePay Life rider fees you have paid if your SecurePay Life rider terminates for any reason. If your SecurePay Life rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay Life rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay Life rider terminates due to the death of the Covered Person following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and become the new sole Owner, then the surviving spouse may purchase a new SecurePay Life rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay Life rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay Life rider in effect at the time it is issued. This means:
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The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee under RightTime in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay Life rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay Life rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay Life rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Life Rider Within 30 Days of Termination
If your SecurePay Life rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Life rider Issue Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay Life rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay Life rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay Life rider before consulting legal and financial advisers and carefully evaluating whether the SecurePay Life rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay Life rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
SecurePay NH: Increased AWA Because of Confinement in Nursing Home
If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount (“AWA”) with our SecurePay NH (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay Life rider.
The SecurePay NH benefit may not be available in all states and may not be available with new contracts in the future. Please check with your financial advisor to determine availability.
What is the SecurePay NH benefit?
If you qualify for the SecurePay NH benefit during a Contract Year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.
Nursing Home Benefit Period
The Nursing Home Benefit Period is the period of time during which the increased SecurePay Life rider withdrawal percentage is used to calculate the AWA. Any Contract Year or portion thereof during which the increased SecurePay Life rider withdrawal percentage is used to calculate the AWA will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.
The Nursing Home Benefit Period will extend for a maximum of five (5) Contract years in which you qualify for the SecurePay NH benefit or until the SecurePay Life Rider terminates, whichever occurs first. The qualifying Contract years need not be consecutive.
Eligibility for the SecurePay NH Benefits
To qualify for the increased AWA under the SecurePay NH benefit, the Covered Person must:
1.
have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;

2.
(a) be currently confined to a Nursing Home, as defined below; (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and

3.
be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a “Nursing Home” is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a “skilled nursing home facility” under Medicare or Medicaid. A “Nursing Home” does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.
Ineligibility.   You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of the SecurePay Life rider, or you are confined to a nursing home during the year following your purchase of the Rider.
Activities of Daily Living (ADL).   Under the SecurePay NH benefit, “Activities of Daily Living” refer to the following functions relating to the Covered Person’s ability to live independently:
•
Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.

•
Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.

•
Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

•
Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

•
Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

•
Transferring — The ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment.   For purposes of determining eligibility for the SecurePay NH benefit, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia.
Two Covered Persons.   If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.
Applying for Increased AWA under the SecurePay NH Benefit
Initial Application.   To apply for an increased AWA under the SecurePay NH benefit, you must submit an application certifying that the Covered Person meets the conditions for qualification under the SecurePay NH benefit. This certification must be signed by the Covered Person’s Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.
The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license and not related to the Covered Person. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.
Re-Certification of Eligibility.   Beginning with the second Contract Anniversary following the end of a Valuation Period during which we determine that the Covered Person qualifies for the increased AWA under SecurePay NH (the “Qualification Date”), you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before this re-certification is due.
The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under the SecurePay NH benefit, and must be signed by the Covered Person’s physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.
We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay Life rider you purchased.
If you have questions about applying for an increased AWA under the SecurePay NH benefit, or to obtain a copy of the SecurePay NH application and other forms required to apply, you can call us at 1-800-456-6330 or write to us at Protective Life Insurance Company, P.O. Box 1928, Birmingham, Alabama 35202-1928.
Determining Your Increased AWA under the SecurePay NH Benefit
Initial Qualifying Year.   Qualification for an increased AWA under the SecurePay NH benefit may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay Life rider.
If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum
Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.
Example: Five years ago, after turning age 75, Elisabeth elected the SecurePay Life rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $5,000 ($10,000 – $5,000).
If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay Life rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000 and an Excess Withdrawal of  $4,000. Her new Benefit Base after the Excess Withdrawal is $95,789 ($100,000 – $4,000/$95,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $95,789. Her new AWA is $9,579 ($95,789 * 10%) and her remaining AWA for the current Contract Year is $4,789 ((10% – 5%) * $95,789).
Notice of Qualification.   We will include the amount of the increase in the AWA for the qualifying year in the notice that confirms the Covered Person’s qualification for the Nursing Home Enhancement.
Subsequent Contract Years.   In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year in which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay Life rider you purchased.
Non-Qualifying Years.   For any Contract Year during which the Covered Person fails to qualify for the increased AWA under the SecurePay NH benefit, we calculate the AWA using the SecurePay withdrawal percentage established on the Benefit Election Date according to the terms of the SecurePay Life rider you purchased and that Contract Year will not be included in the Nursing Home Benefit Period.
Availability of SecurePay NH Benefit after Annuitization.   Once the Contract has been annuitized, you may no longer submit an application for an increased AWA under the SecurePay NH benefit. Thus, you may no longer apply for the increased AWA after —
•
you choose to apply your Annuity Value to an Annuity Option under the Contract;

•
the Maximum Annuity Date under the Contract is reached; or

•
the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract is annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH Benefit. If you have already qualified for, and are receiving, an increased AWA under SecurePay NH when the Contract is annuitized because the Maximum Annuity Date is reached or the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, you will receive the increased payments for the remainder of the 5-Contract Year Maximum Aggregate Nursing Home Benefit Period. You will not need to recertify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.
Termination and Reinstatement of the SecurePay NH Benefit.   The SecurePay NH benefit terminates when your SecurePay Life rider terminates, including when the Contract is annuitized. If your SecurePay Life rider is reinstated, your SecurePay NH benefit will also be reinstated.
Tax Considerations for the SecurePay NH Benefit.   The tax treatment of the SecurePay NH benefit is uncertain in several respects. Please see “FEDERAL TAX MATTERS, Tax Consequences of Protected Lifetime Income Benefits”
and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.” If you are considering purchasing a Qualified Contract with the SecurePay Life rider, you should consult a tax adviser because the addition of the SecurePay Life rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.
Required Minimum Distributions
If the SecurePay Life rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay Life rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay Life rider guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay Life rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay Life rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay Life rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay Life rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the rider.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay Life rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the rider and we will have less risk to hedge under the rider than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay Life rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS — Capital World Bond
American Funds® IS — The Bond Fund of America
American Funds® IS — US Government Securities
Columbia Variable Portfolio — Intermediate Bond
Columbia Variable Portfolio — Select Short Corporate Income (formerly, Columbia Variable Portfolio - Limited Duration Credit)
Fidelity® VIP Bond Index
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Goldman Sachs VIT Core Fixed Income
Invesco V.I. Government Securities
Invesco V.I. U.S. Government Money
Lord Abbett Series Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Schwab® Government Money Market™
Western Asset Core Plus VIT

Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
American Funds® IS — American Funds® Global Balanced Fund
American Funds® IS — Asset Allocation
American Funds® IS — Capital Income Builder
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Fidelity® VIP Asset Manager 50%
Fidelity® VIP Balanced
First Trust Multi Income Allocation
First Trust/Dow Jones Dividend & Income Allocation
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Trend Driven Allocation Fund(1)
Invesco V.I. Balanced-Risk Allocation(1)
Invesco V.I. Equity and Income
Janus Henderson Balanced
Lord Abbett Series Bond Debenture
LVIP American Century Balanced
Morgan Stanley VIF Global Strategist
PIMCO VIT All Asset
PIMCO VIT Emerging Markets Bond
PIMCO VIT Global Diversified Allocation
PIMCO VIT High Yield
PIMCO VIT Income
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
Putnam VT George Putnam Balanced
Schwab® VIT Balanced Portfolio
Schwab® VIT Balanced with Growth Portfolio
T. Rowe Price Moderate Allocation
Templeton Global Bond VIP

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS — Capital World Growth and Income
American Funds® IS — Global Growth
American Funds® IS — Growth
American Funds® IS — Growth-Income
American Funds® IS — Washington Mutual Investors
Fidelity® VIP Asset Manager 70%
Fidelity® VIP Contrafund
Fidelity® VIP FundsManager 60%
Fidelity® VIP FundsManager 85%
Fidelity® VIP Growth
Fidelity® VIP Health Care
Fidelity® VIP International Index
Fidelity® VIP Mid Cap
Fidelity® VIP Total Market Index
Fidelity® VIP Utilities
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco V.I. Comstock
Invesco V.I. EQV International Equity
Invesco V.I. Growth and Income
Invesco V.I. Main Street
Invesco V.I. S&P 500 Buffer December
Invesco V.I. S&P 500 Buffer June
Invesco V.I. S&P 500 Buffer March
Invesco V.I. S&P 500 Buffer September
Janus Henderson Forty
Lord Abbett Series Dividend Growth
Lord Abbett Series Growth and Income
LVIP ClearBridge Dividend Strategy (formerly, ClearBridge Variable Dividend Strategy)
LVIP ClearBridge Large Cap Growth (formerly, ClearBridge Variable Large Cap Growth)
MFS® VIT Growth
MFS® VIT II Core Equity
MFS® VIT II International Growth
MFS® VIT II International Intrinsic Equity (formerly, MFS® VIT II International Intrinsic Value)
MFS® VIT II Massachusetts Investors Growth Stock
MFS® VIT Total Return
Protective Life Dynamic Allocation Series — Growth
Putnam VT Core Equity
Putnam VT Large Cap Value
Schwab® S&P 500 Index Portfolio
Schwab® VIT Growth Portfolio
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth

Category 4
No Allocation Permitted if SecurePay Life rider is Selected
AB VPS Discovery Value
AB VPS Small Cap Growth
American Funds® IS — SMALLCAP World (formerly, American Funds® IS — Global Small Capitalization)
American Funds® IS — EUPAC (formerly, American Funds® IS International)
American Funds® IS — New World
BlackRock International V.I.
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Select Mid Cap Value
Empower Bond Index
Fidelity® VIP Energy
Fidelity® VIP Extended Market Index
Fidelity® VIP Growth Opportunities
Fidelity® VIP International Capital Appreciation
Fidelity® VIP Technology
Fidelity® VIP Value Strategies
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Invesco V.I. Global
Invesco V.I. Global Real Estate
Invesco V.I. Main Street Small Cap
Janus Henderson Global Technology and Innovation
Janus Henderson Global Sustainable Equity
Janus Henderson Overseas
Lord Abbett Series Fundamental Equity
Lord Abbett Series Growth Opportunities
LVIP American Century International
LVIP American Century Ultra
LVIP Avantis Large Cap Value (formerly, American Century Disciplined Core Value)
MFS® VIT II Research International
MFS® VIT III Blended Research Small Cap Equity
MFS® VIT III Global Real Estate
MFS® VIT III Mid Cap Value
MFS® VIT Mid Cap Growth
MFS® VIT New Discovery
Morgan Stanley VIF Discovery
Morgan Stanley VIF Growth
PIMCO VIT CommodityRealReturn® Strategy
Putnam VT International Value
Royce Capital Small-Cap
T. Rowe Price Health Sciences
Templeton Emerging Markets VIP (formerly, Templeton Developing Markets VIP)
Templeton Foreign VIP

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions, (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay Life rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser.
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior written notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Investment Options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Life rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay Life rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Life rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay Life rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the rider. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay Life rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation
instruction”), we will terminate your SecurePay Life rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Mid Cap Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay Life rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination,” as applicable.

SecurePay Life rider Under RightTime Option [Member]
Item 3. Key Information [Line Items]
Optional Benefits Maximum [Percent]	2.20%	[13]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.20%	[15],[16]
Optional Benefit Expense, Footnotes [Text Block]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay Life rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your Benefit Base. See “THE SECUREPAY LIFE RIDER” in the Prospectus.
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay Life rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract

Value on the Rider Issue Date. For more information on the SecurePay Life rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY LIFE RIDER” in the Prospectus.

Surrender Example [Table Text Block]
1.
If you purchased the SecurePay Life rider under RightTime:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,033	$17,963	$29,117	$58,244
Minimum Fund Expense	$2,709	$8,309	$14,161	$29,974

Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,033
Surrender Expense, 1 Year, Minimum [Dollars]	2,709
Surrender Expense, 3 Years, Maximum [Dollars]	17,963
Surrender Expense, 3 Years, Minimum [Dollars]	8,309
Surrender Expense, 5 Years, Maximum [Dollars]	29,117
Surrender Expense, 5 Years, Minimum [Dollars]	14,161
Surrender Expense, 10 Years, Maximum [Dollars]	58,244
Surrender Expense, 10 Years, Minimum [Dollars]	$ 29,974
Annuitize Example [Table Text Block]
1.
If you purchased the SecurePay Life rider under RightTime:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,033	$17,963	$29,117	$58,244
Minimum Fund Expense	$2,709	$8,309	$14,161	$29,974
		[6]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,033	[6]
Annuitized Expense, 1 Year, Minimum [Dollars]	2,709	[6]
Annuitized Expense, 3 Years, Maximum [Dollars]	17,963	[6]
Annuitized Expense, 3 Years, Minimum [Dollars]	8,309	[6]
Annuitized Expense, 5 Years, Maximum [Dollars]	29,117	[6]
Annuitized Expense, 5 Years, Minimum [Dollars]	14,161	[6]
Annuitized Expense, 10 Years, Maximum [Dollars]	58,244	[6]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 29,974	[6]
No Surrender Example [Table Text Block]
1.
If you purchased the SecurePay Life rider under RightTime:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,033	$17,963	$29,117	$58,244
Minimum Fund Expense	$2,709	$8,309	$14,161	$29,974

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,033
No Surrender Expense, 1 Year, Minimum [Dollars]	2,709
No Surrender Expense, 3 Years, Maximum [Dollars]	17,963
No Surrender Expense, 3 Years, Minimum [Dollars]	8,309
No Surrender Expense, 5 Years, Maximum [Dollars]	29,117
No Surrender Expense, 5 Years, Minimum [Dollars]	14,161
No Surrender Expense, 10 Years, Maximum [Dollars]	58,244
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 29,974
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	SecurePay Life rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.20%	[15],[16]
Optional Benefit Expense, Footnotes [Text Block]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay Life rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your Benefit Base. See “THE SECUREPAY LIFE RIDER” in the Prospectus.
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay Life rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract

Value on the Rider Issue Date. For more information on the SecurePay Life rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY LIFE RIDER” in the Prospectus.

Brief Restrictions / Limitations [Text Block]
•
Benefit limits available Investment Options.

•
No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first.

•
Withdrawals will reduce the Benefit Base and available SecurePay withdrawals.

•
Excess Withdrawals may significantly reduce or eliminate value of benefit.

•
Available to Contract Owners age 60 to 85.

Name of Benefit [Text Block]	SecurePay Life rider
Operation of Benefit [Text Block]
THE SECUREPAY LIFE RIDER
In general, the SecurePay Life rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Annual Withdrawal Amount and the Benefit Base, perhaps significantly. If said withdrawals reduce the Contract Value to zero, the Contract and the SecurePay Life Rider will terminate. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay Life rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay Life rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased.
Under the SecurePay Life rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay Life rider requirements.
Withdrawals under the SecurePay Life rider while your Contract Value is greater than zero are withdrawals of your own money and will be deducted from your Contract Value and not from our general account assets. If your Contract Value is reduced to zero (other than due to an Excess Withdrawal), the Company will make lifetime income benefit payments from its own assets. It is possible the Company will not have to make lifetime income benefit payments to the Owner from the Company’s own assets.
You may purchase the SecurePay Life rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay Life Rider.”
SecurePay Life rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
•
If you purchase the SecurePay Life rider, your options for allocating Purchase Payments and Contract Value are restricted to limit the risk that the Company will be required to make lifetime payments under the SecurePay Life rider from Protective Life’s general account. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

•
You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

•
On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

•
We may stop offering the rider at any time.

The ways to purchase the SecurePay Life rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay Life rider if:
•
you expect to take any withdrawals before the Benefit Election Date and any withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•
you do not expect to take SecurePay Withdrawals (especially before the age of 95).

“APPENDIX: EXAMPLE OF SECUREPAY LIFE RIDER” demonstrates the operation of the SecurePay Life rider using hypothetical examples. You should review “APPENDIX: EXAMPLE OF SECUREPAY LIFE RIDER” and consult your sales representative to discuss whether SecurePay Life rider suits your needs.
Purchasing the Optional SecurePay Life Rider
You may purchase the SecurePay Life rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant. This rider is not available for purchase with Inherited IRA Contracts, see QUALIFIED RETIREMENT PLANS for additional information.
Important Considerations:
•
You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

•
You may not cancel the SecurePay Life rider during the ten years following the Rider Issue Date.

•
We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•
You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

•
Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•
You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay Life rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay Life rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay Life rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay Life rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
	Single Life Coverage	Joint Life Coverage
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay Life rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay Life rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner. SecurePay Life rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay Life rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay Life rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay Life rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay Life rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals
You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
•
Even though your SecurePay Life rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

•
You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•
All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

•
Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Any withdrawals made on or after the Rider Issue Date but prior to the Benefit Election Date — including automatic withdrawals — will similarly result in a reduction in the Benefit Base and corresponding AWA, and may even significantly reduce or eliminate the value of such benefits.
Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
•
All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

The SecurePay Life rider is designed for you to take SecurePay Withdrawals each Contract Year after the Benefit Election Date. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay Life rider if you intend to take Excess Withdrawals.
•
Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•
Excess Withdrawals may result in a significantly lower AWA in the future.

•
Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay Life rider benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s) and the current fee for the SecurePay Life rider applicable to contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”.
In order for us to use the percentages and fees in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages and fees are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages and fees in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay Life rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
When purchasing the SecurePay Life rider under RightTime, the applicable SecurePay Fee and Maximum Withdrawal Percentage(s) will be set forth in the Rate Sheet Prospectus Supplement effective on the Rider Issue Date. The Maximum Withdrawal Percentage(s) will not change for the remaining life of the Contract.
Percentages and fees reflected in a Rate Sheet Prospectus Supplement with an Effective Period that does not include the date you signed your application will not apply to your Contract, with exception of a purchase of the SecurePay Life rider under RightTime. If purchasing the SecurePay Life rider under RightTime, the Rate Sheet Prospectus Supplement containing the applicable SecurePay fee and Maximum Withdrawal Percentage(s),will be the Rate Sheet Prospectus Supplement with an Effective Period that includes your Rider Issue Date. You should not purchase the SecurePay Life rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/SchwabGenesisVariableAnnuity/index.html and www.sec.gov under File Number 333-240192. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix: Superceded Rate Sheet Prospectus Supplement Information in the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase it. The Benefit Election Form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.
Maximum Withdrawal Percentage
The Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “SecurePay NH: Increased AWA Because of Confinement in Nursing Home,” and “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
Because all withdrawals made prior to the Benefit Election Date reduce the Benefit Base, you should carefully consider the impact of these withdrawals prior to scheduling them. Withdrawals prior to the Benefit Election Date could significantly reduce or even eliminate the value of the SecurePay Benefit.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.
For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)). An Excess Withdrawal could reduce the Benefit Base by substantially more than the actual amount of the withdrawal. Furthermore, a $1,000 Excess Withdrawal will reduce the Benefit Base by more than $1,000.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay Life rider as follows:
•
We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

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We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

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On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. If benefits are being paid under the SecurePay NH benefit on the Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay Life rider. You will not be entitled to receive any further benefits under the SecurePay Life rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay Life rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
If the Owner annuitizes before the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”) the SecurePay Life rider will terminate and the Owner will not be entitled to any benefits under the rider, including the Annual Withdrawal Amount. The annuity payments may be less than the Annual Withdrawal Amount. Please discuss with your financial advisor whether it is in your best interest to annuitize prior to the Maximum Annuity Date since you will have paid for the SecurePay Life rider without having received the benefit payable under the rider. The SecurePay Life rider may not be suitable for you if you intend to annuitize the Contract prior to the Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday).
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay Life rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
If your SecurePay Life rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
SecurePay Fee
We deduct a fee for the SecurePay Life rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
Information regarding the current fee for the SecurePay Life rider can be found in the Rate Sheet Prospectus Supplement that accompanies your Prospectus. See “Rate Sheet Prospectus Supplement Information.” We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay Fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay Life rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. See “SecurePay Life Rider.”
Terminating the SecurePay Life Rider
The SecurePay Life rider will terminate upon the earliest of:
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the Valuation Date you terminate your SecurePay Life rider (permitted after the rider has been in effect for at least ten years);

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the Valuation Date the Contract is surrendered or terminated;

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the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

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the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

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the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

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for a SecurePay Life rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

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for a SecurePay Life rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

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the Annuity Date;

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the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay Life rider ceases upon termination. We will not refund the SecurePay Life rider fees you have paid if your SecurePay Life rider terminates for any reason. If your SecurePay Life rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Life Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay Life rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay Life rider terminates due to the death of the Covered Person following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and become the new sole Owner, then the surviving spouse may purchase a new SecurePay Life rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay Life rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay Life rider in effect at the time it is issued. This means:
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The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee under RightTime in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay Life rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay Life rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay Life rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Life Rider Within 30 Days of Termination
If your SecurePay Life rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Life rider Issue Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay Life rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay Life rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay Life rider before consulting legal and financial advisers and carefully evaluating whether the SecurePay Life rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay Life rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
SecurePay NH: Increased AWA Because of Confinement in Nursing Home
If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount (“AWA”) with our SecurePay NH (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay Life rider.
The SecurePay NH benefit may not be available in all states and may not be available with new contracts in the future. Please check with your financial advisor to determine availability.
What is the SecurePay NH benefit?
If you qualify for the SecurePay NH benefit during a Contract Year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.
Nursing Home Benefit Period
The Nursing Home Benefit Period is the period of time during which the increased SecurePay Life rider withdrawal percentage is used to calculate the AWA. Any Contract Year or portion thereof during which the increased SecurePay Life rider withdrawal percentage is used to calculate the AWA will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.
The Nursing Home Benefit Period will extend for a maximum of five (5) Contract years in which you qualify for the SecurePay NH benefit or until the SecurePay Life Rider terminates, whichever occurs first. The qualifying Contract years need not be consecutive.
Eligibility for the SecurePay NH Benefits
To qualify for the increased AWA under the SecurePay NH benefit, the Covered Person must:
1.
have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;

2.
(a) be currently confined to a Nursing Home, as defined below; (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and

3.
be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a “Nursing Home” is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a “skilled nursing home facility” under Medicare or Medicaid. A “Nursing Home” does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.
Ineligibility.   You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of the SecurePay Life rider, or you are confined to a nursing home during the year following your purchase of the Rider.
Activities of Daily Living (ADL).   Under the SecurePay NH benefit, “Activities of Daily Living” refer to the following functions relating to the Covered Person’s ability to live independently:
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Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.

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Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.

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Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

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Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

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Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

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Transferring — The ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment.   For purposes of determining eligibility for the SecurePay NH benefit, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia.
Two Covered Persons.   If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.
Applying for Increased AWA under the SecurePay NH Benefit
Initial Application.   To apply for an increased AWA under the SecurePay NH benefit, you must submit an application certifying that the Covered Person meets the conditions for qualification under the SecurePay NH benefit. This certification must be signed by the Covered Person’s Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.
The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license and not related to the Covered Person. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.
Re-Certification of Eligibility.   Beginning with the second Contract Anniversary following the end of a Valuation Period during which we determine that the Covered Person qualifies for the increased AWA under SecurePay NH (the “Qualification Date”), you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before this re-certification is due.
The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under the SecurePay NH benefit, and must be signed by the Covered Person’s physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.
We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay Life rider you purchased.
If you have questions about applying for an increased AWA under the SecurePay NH benefit, or to obtain a copy of the SecurePay NH application and other forms required to apply, you can call us at 1-800-456-6330 or write to us at Protective Life Insurance Company, P.O. Box 1928, Birmingham, Alabama 35202-1928.
Determining Your Increased AWA under the SecurePay NH Benefit
Initial Qualifying Year.   Qualification for an increased AWA under the SecurePay NH benefit may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay Life rider.
If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum
Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.
Example: Five years ago, after turning age 75, Elisabeth elected the SecurePay Life rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $5,000 ($10,000 – $5,000).
If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay Life rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000 and an Excess Withdrawal of  $4,000. Her new Benefit Base after the Excess Withdrawal is $95,789 ($100,000 – $4,000/$95,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $95,789. Her new AWA is $9,579 ($95,789 * 10%) and her remaining AWA for the current Contract Year is $4,789 ((10% – 5%) * $95,789).
Notice of Qualification.   We will include the amount of the increase in the AWA for the qualifying year in the notice that confirms the Covered Person’s qualification for the Nursing Home Enhancement.
Subsequent Contract Years.   In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year in which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay Life rider you purchased.
Non-Qualifying Years.   For any Contract Year during which the Covered Person fails to qualify for the increased AWA under the SecurePay NH benefit, we calculate the AWA using the SecurePay withdrawal percentage established on the Benefit Election Date according to the terms of the SecurePay Life rider you purchased and that Contract Year will not be included in the Nursing Home Benefit Period.
Availability of SecurePay NH Benefit after Annuitization.   Once the Contract has been annuitized, you may no longer submit an application for an increased AWA under the SecurePay NH benefit. Thus, you may no longer apply for the increased AWA after —
•
you choose to apply your Annuity Value to an Annuity Option under the Contract;

•
the Maximum Annuity Date under the Contract is reached; or

•
the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract is annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH Benefit. If you have already qualified for, and are receiving, an increased AWA under SecurePay NH when the Contract is annuitized because the Maximum Annuity Date is reached or the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, you will receive the increased payments for the remainder of the 5-Contract Year Maximum Aggregate Nursing Home Benefit Period. You will not need to recertify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.
Termination and Reinstatement of the SecurePay NH Benefit.   The SecurePay NH benefit terminates when your SecurePay Life rider terminates, including when the Contract is annuitized. If your SecurePay Life rider is reinstated, your SecurePay NH benefit will also be reinstated.
Tax Considerations for the SecurePay NH Benefit.   The tax treatment of the SecurePay NH benefit is uncertain in several respects. Please see “FEDERAL TAX MATTERS, Tax Consequences of Protected Lifetime Income Benefits”
and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.” If you are considering purchasing a Qualified Contract with the SecurePay Life rider, you should consult a tax adviser because the addition of the SecurePay Life rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.
Required Minimum Distributions
If the SecurePay Life rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay Life rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay Life rider guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay Life rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay Life rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay Life rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay Life rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the rider.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay Life rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the rider and we will have less risk to hedge under the rider than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay Life rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS — Capital World Bond
American Funds® IS — The Bond Fund of America
American Funds® IS — US Government Securities
Columbia Variable Portfolio — Intermediate Bond
Columbia Variable Portfolio — Select Short Corporate Income (formerly, Columbia Variable Portfolio - Limited Duration Credit)
Fidelity® VIP Bond Index
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Goldman Sachs VIT Core Fixed Income
Invesco V.I. Government Securities
Invesco V.I. U.S. Government Money
Lord Abbett Series Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Schwab® Government Money Market™
Western Asset Core Plus VIT

Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
American Funds® IS — American Funds® Global Balanced Fund
American Funds® IS — Asset Allocation
American Funds® IS — Capital Income Builder
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Fidelity® VIP Asset Manager 50%
Fidelity® VIP Balanced
First Trust Multi Income Allocation
First Trust/Dow Jones Dividend & Income Allocation
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Trend Driven Allocation Fund(1)
Invesco V.I. Balanced-Risk Allocation(1)
Invesco V.I. Equity and Income
Janus Henderson Balanced
Lord Abbett Series Bond Debenture
LVIP American Century Balanced
Morgan Stanley VIF Global Strategist
PIMCO VIT All Asset
PIMCO VIT Emerging Markets Bond
PIMCO VIT Global Diversified Allocation
PIMCO VIT High Yield
PIMCO VIT Income
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
Putnam VT George Putnam Balanced
Schwab® VIT Balanced Portfolio
Schwab® VIT Balanced with Growth Portfolio
T. Rowe Price Moderate Allocation
Templeton Global Bond VIP

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS — Capital World Growth and Income
American Funds® IS — Global Growth
American Funds® IS — Growth
American Funds® IS — Growth-Income
American Funds® IS — Washington Mutual Investors
Fidelity® VIP Asset Manager 70%
Fidelity® VIP Contrafund
Fidelity® VIP FundsManager 60%
Fidelity® VIP FundsManager 85%
Fidelity® VIP Growth
Fidelity® VIP Health Care
Fidelity® VIP International Index
Fidelity® VIP Mid Cap
Fidelity® VIP Total Market Index
Fidelity® VIP Utilities
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco V.I. Comstock
Invesco V.I. EQV International Equity
Invesco V.I. Growth and Income
Invesco V.I. Main Street
Invesco V.I. S&P 500 Buffer December
Invesco V.I. S&P 500 Buffer June
Invesco V.I. S&P 500 Buffer March
Invesco V.I. S&P 500 Buffer September
Janus Henderson Forty
Lord Abbett Series Dividend Growth
Lord Abbett Series Growth and Income
LVIP ClearBridge Dividend Strategy (formerly, ClearBridge Variable Dividend Strategy)
LVIP ClearBridge Large Cap Growth (formerly, ClearBridge Variable Large Cap Growth)
MFS® VIT Growth
MFS® VIT II Core Equity
MFS® VIT II International Growth
MFS® VIT II International Intrinsic Equity (formerly, MFS® VIT II International Intrinsic Value)
MFS® VIT II Massachusetts Investors Growth Stock
MFS® VIT Total Return
Protective Life Dynamic Allocation Series — Growth
Putnam VT Core Equity
Putnam VT Large Cap Value
Schwab® S&P 500 Index Portfolio
Schwab® VIT Growth Portfolio
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth

Category 4
No Allocation Permitted if SecurePay Life rider is Selected
AB VPS Discovery Value
AB VPS Small Cap Growth
American Funds® IS — SMALLCAP World (formerly, American Funds® IS — Global Small Capitalization)
American Funds® IS — EUPAC (formerly, American Funds® IS International)
American Funds® IS — New World
BlackRock International V.I.
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Select Mid Cap Value
Empower Bond Index
Fidelity® VIP Energy
Fidelity® VIP Extended Market Index
Fidelity® VIP Growth Opportunities
Fidelity® VIP International Capital Appreciation
Fidelity® VIP Technology
Fidelity® VIP Value Strategies
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Invesco V.I. Global
Invesco V.I. Global Real Estate
Invesco V.I. Main Street Small Cap
Janus Henderson Global Technology and Innovation
Janus Henderson Global Sustainable Equity
Janus Henderson Overseas
Lord Abbett Series Fundamental Equity
Lord Abbett Series Growth Opportunities
LVIP American Century International
LVIP American Century Ultra
LVIP Avantis Large Cap Value (formerly, American Century Disciplined Core Value)
MFS® VIT II Research International
MFS® VIT III Blended Research Small Cap Equity
MFS® VIT III Global Real Estate
MFS® VIT III Mid Cap Value
MFS® VIT Mid Cap Growth
MFS® VIT New Discovery
Morgan Stanley VIF Discovery
Morgan Stanley VIF Growth
PIMCO VIT CommodityRealReturn® Strategy
Putnam VT International Value
Royce Capital Small-Cap
T. Rowe Price Health Sciences
Templeton Emerging Markets VIP (formerly, Templeton Developing Markets VIP)
Templeton Foreign VIP

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions, (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay Life rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser.
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior written notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Investment Options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Life rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay Life rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Life rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay Life rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the rider. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay Life rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation
instruction”), we will terminate your SecurePay Life rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Mid Cap Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay Life rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Life Rider Within 30 Days of Termination,” as applicable.

DCA Account II, Maximum Term [Member]
Fixed Option [Line Items]
Fixed Option Available, Term	12 months
DCA Account II [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Account 2
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
DCA Account II, Minimum Term [Member]
Fixed Option [Line Items]
Fixed Option Available, Term	7 months
DCA Account I, Maximum Term [Member]
Fixed Option [Line Items]
Fixed Option Available, Term	6 months
DCA Account I [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Account 1
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
DCA Account I, Minimum Term [Member]
Fixed Option [Line Items]
Fixed Option Available, Term	3 months
Fixed Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account	[17]
Fixed Option Available, Term	1 year	[17]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%	[17]
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, federal and state income taxes may apply.
Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you. Withdrawals can reduce the value of the optional Return of Purchase Payments Death Benefit by more than the amount withdrawn. Withdrawals can reduce the value of the optional Return of Purchase Payments Death Benefit by more than the amount withdrawn. In addition, if you purchase a Protected Lifetime Income Benefit rider and your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated. Please discuss your insurance needs and financial objectives with your financial professional.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract as well as the Benefit Base if you select the SecurePay Life rider under the RightTime option and your ability to increase the Benefit Base if you select the SecurePay Life rider either at Contract Issue or later under the RightTime option. The investment risks are described in the prospectuses for the Funds.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

Business Disruption and Cyber-Security Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Company Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account, death benefits, and any Protected Lifetime Income Benefit), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.

Protected Lifetime Income Benefit Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Protected Lifetime Income Benefit Risk. If you select the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. Your ability to make additional Purchase Payments after the Rider Issue Date will be limited. If you purchase the SecurePay Life rider and your withdrawals from Contract Value exceed the Annual Withdrawal Amount under the rider, your rider benefits may be significantly reduced or eliminated. We may stop offering an optional benefit rider at any time. For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Purchase Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Purchase Payment Risk. We reserve the right to refuse any Purchase Payment and to further limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore likewise limited in your ability to increase your death benefits and the values of a Protected Lifetime Income Benefit rider. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. The Company restricts Purchase Payments in connection with the Protected Lifetime Income Benefit riders. We will also not accept Purchase Payments (i) on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or (ii) within 3 years of the Annuity Date. For additional information about Purchase Payments, see “PURCHASE PAYMENTS” in the Prospectus.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.”

Contracts Issued Before August112025 [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee 1 (of Other Amount), Maximum [Percent]	0.10%
Other Transaction Fee 2 (of Other Amount), Maximum [Percent]	0.35%
Contracts Issued On Or After August112025 [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee 1 (of Other Amount), Maximum [Percent]	0.15%
Other Transaction Fee 2 (of Other Amount), Maximum [Percent]	0.30%

[1]
We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% of Variable Account value and the mortality and expense risk charge applied, as a percentage of Variable Account value, may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of  $5,000 to $499,999, 0.25% for Contract Value of  $500,000 to $999,999, or 0.20% for Contract Value of  $1,000,000 or greater.For Contracts issued beforeAugust 11, 2025, the administration charge is 0.10% and the mortality and expense risk charge is 0.35% of Variable Account value.

[2]	As a percentage of Fund assets.
[3]
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

[4]
Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of  $5,000 to $499,999, 0.25% for Contract Value of  $500,000 to $999,999, or 0.20% for Contract Value of  $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.

[5]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[6]
You may not choose an Annuity Date that is less than 1 year after the Issue Date. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date” section in the Prospectus. Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Date.

[7]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[8]	Not available to applications signed on or after May 1, 2026.
[9]	This fund will not be available to Contracts issued on or after May 1, 2022.
[10]	This fund will not be available to Contracts issued on or after May 1, 2021.
[11]	Not available to applications signed on or after April 26, 2024.
[12]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
[13]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.
[14]	Fee is calculated as a percentage of the Benefit Base.
[15]
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay Life rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract

Value on the Rider Issue Date. For more information on the SecurePay Life rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY LIFE RIDER” in the Prospectus.

[16]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay Life rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your Benefit Base. See “THE SECUREPAY LIFE RIDER” in the Prospectus.

[17]	If you select the SecurePay Life rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account.